TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-3
Statements of Operations	SA-8
Statements of Changes in Net Assets	SA-13
Financial Highlights	SA-28
Notes to Financial Statements	SA-37
Report of Independent Registered Public Accounting Firm	SA-41

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2023

    Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2023; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2023, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	623	$7,464	$7,158	$488
Diversified Bond Class I *	28,170	283,576	26,991	8,794
Floating Rate Income Class I *	8,767	135,303	6,283	4,975
High Yield Bond Class I *	51,458	512,000	16,584	18,286
Inflation Managed Class I *	45,675	551,147	52,631	62,442
Managed Bond Class I *	93,885	1,269,448	47,851	222,891
Short Duration Bond Class I *	22,267	238,567	22,180	14,191
Emerging Markets Debt Class I *	6,963	86,446	1,389	2,450
Dividend Growth Class I *	16,622	621,848	30,573	29,556
Equity Index Class I *	52,100	6,383,206	263,516	219,650
Focused Growth Class I *	6,972	401,437	5,942	17,580
Growth Class I *	12,123	733,601	22,604	67,071
Large-Cap Core Class I *	18,588	1,287,394	25,808	196,303
Large-Cap Growth Class I *	51,907	1,152,494	47,927	175,470
Large-Cap Value Class I *	37,270	1,375,494	13,865	154,753
Mid-Cap Equity Class I *	33,781	1,101,928	63,065	157,395
Mid-Cap Growth Class I *	30,855	819,452	31,790	84,019
Mid-Cap Value Class I *	1,496	44,274	3,667	2,845
Small-Cap Equity Class I *	6,883	204,533	7,815	7,103
Small-Cap Growth Class I *	3,740	100,088	395	12,270
Small-Cap Index Class I *	30,602	991,480	86,014	83,811
Small-Cap Value Class I *	23,684	652,978	22,271	38,044
Value Class I *	15,781	318,708	8,400	60,661
Value Advantage Class I *	13,647	350,294	2,049	10,563
Emerging Markets Class I *	44,977	810,599	57,590	62,814
International Large-Cap Class I *	96,366	1,335,951	45,715	77,146
International Small-Cap Class I *	11,901	153,632	31,279	3,671
International Value Class I *	40,144	679,586	40,399	146,025
Health Sciences Class I *	22,889	1,443,362	56,881	138,979
Real Estate Class I *	27,218	913,524	57,260	76,193
Technology Class I *	32,091	521,247	74,649	151,880
Pacific Dynamix - Conservative Growth Class I *	592	11,743	2,195	824
Pacific Dynamix - Moderate Growth Class I *	15,203	411,122	906	20,390
Pacific Dynamix - Growth Class I *	23,652	760,240	85,332	196,798
Portfolio Optimization Moderate-Conservative Class I *	1,876	31,538	6,015	34,547
Portfolio Optimization Moderate Class I *	101,423	1,955,143	64,845	78,849
Portfolio Optimization Growth Class I *	163,411	3,514,720	64,760	147,421
Portfolio Optimization Aggressive-Growth Class I *	74,356	1,699,526	118,263	145,416
Invesco® V.I. EQV International Equity Series II	12,129	405,960	7,112	4,120
Invesco® V.I. Global Series II	3,360	119,284	15,256	11,078
Invesco® V.I. Main Street Small Cap Fund® Series I	190	5,123	919	403
American Century VP Mid Cap Value Class II	7,502	146,069	28,788	4,346
American Funds IS Asset Allocation Class 4	2,285	53,328	3,881	2,165
American Funds IS Growth Class 4	11,838	1,132,928	86,169	44,751
American Funds IS Growth-Income Class 4	7,533	431,916	35,387	17,499
BlackRock® 60/40 Target Allocation ETF V.I. Class I	2,025	26,837	27,190	202
BlackRock® Basic Value V.I. Class III	2,502	31,949	8,056	2,636
BlackRock® Global Allocation V.I. Class III	34,330	447,324	41,331	10,690
BNY Mellon VIF Appreciation Service Shares	92	3,154	965	124
Fidelity® VIP Contrafund® Service Class 2	32,909	1,541,127	73,277	45,332
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	339	3,864	281	139
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	2,680	33,235	1,371	13,488
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	718	10,775	1,687	454
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	524	7,994	3,264	453

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2023

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	120	$3,085	$802	$123
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	973	24,314	1,021	6,893
Fidelity® VIP Government Money Market Service Class	574,387	574,387	136,018	99,898
Fidelity® VIP Growth Service Class 2	3,052	274,400	75,839	17,074
Fidelity® VIP Mid Cap Service Class 2	22,546	782,130	47,242	27,556
Fidelity® VIP Value Strategies Service Class 2	3,715	62,233	19,040	2,051
Templeton Foreign VIP Class 2	18,410	262,160	8,617	1,752
Templeton Global Bond VIP Class 2 *	2,211	28,386	4,061	1,813
Janus Henderson Enterprise Service Shares	2,292	156,724	20,751	8,057
Janus Henderson Overseas Service Shares	5,268	211,158	36,201	7,054
Lazard Retirement Global Dynamic Multi-Asset Service Shares	13	160	60	28
ClearBridge Variable Aggressive Growth - Class II	15,044	249,125	34,221	12,977
ClearBridge Variable Mid Cap - Class II	1,149	25,929	4,114	666
Lord Abbett Bond Debenture Class VC	551	5,686	2,503	7,303
Lord Abbett Developing Growth Class VC *	9,989	239,325	-	12,388
Lord Abbett Fundamental Equity Class VC	617	10,362	599	336
Lord Abbett Total Return Class VC	5,962	84,665	16,944	4,554
M Capital Appreciation	4,562	111,440	13,334	5,780
M International Equity	15,176	206,244	12,224	17,592
M Large Cap Growth	449	13,042	1,519	677
M Large Cap Value	254	3,721	135	202
MFS® New Discovery Series - Service Class *	14,104	142,453	4,951	4,580
MFS® Utilities Series - Service Class	3,523	111,116	18,313	15,720
MFS® Value Series - Service Class	4,447	92,097	14,824	1,151
Neuberger Berman Sustainable Equity Class I	511	17,044	7,031	2,416
PIMCO Global Managed Asset Allocation - Advisor Class	620	5,825	1,083	100,253
PIMCO Income - Administrative Class	495	4,930	4,048	218
Royce Micro-Cap Service Class *	3,711	32,953	222	4,030
State Street Total Return V.I.S. Class 3	464	6,839	2,594	1,422
T. Rowe Price Blue Chip Growth - II *	28,078	1,222,510	26,408	45,034
T. Rowe Price Equity Income - II	17,996	496,502	42,530	16,328
VanEck VIP Global Resources Initial Class	16,632	442,250	41,508	33,388

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Managed
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$7,464	$283,576	$135,303	$512,000	$551,147	$1,269,448
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	1
Investments sold	-	-	-	-	-	-
Total Assets	7,464	283,576	135,303	512,000	551,147	1,269,449
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	1	-	-	2	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	1	-	-	2	-
NET ASSETS	$7,464	$283,575	$135,303	$512,000	$551,145	$1,269,449
Units Outstanding	619	16,616	8,771	15,301	20,095	45,423
Accumulation Unit Value	$12.06	$17.07	$15.43	$33.46	$27.43	$27.95
Cost of Investments	$7,052	$269,861	$108,212	$275,938	$463,345	$1,007,202

	Short Duration	Emerging	Dividend	Equity	Focused
	Bond	Markets Debt	Growth	Index	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$238,567	$86,446	$621,848	$6,383,206	$401,437	$733,601
Receivables:
Due from Pacific Life & Annuity Company	17	1	46	458	-	14
Investments sold	-	-	-	-	-	-
Total Assets	238,584	86,447	621,894	6,383,664	401,437	733,615
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	1	-
Investments purchased	19	-	-	380	-	-
Total Liabilities	19	-	-	380	1	-
NET ASSETS	$238,565	$86,447	$621,894	$6,383,284	$401,436	$733,615
Units Outstanding	16,718	6,811	11,575	131,365	4,096	20,045
Accumulation Unit Value	$14.27	$12.69	$53.73	$48.59	$98.02	$36.60
Cost of Investments	$213,678	$68,405	$164,032	$1,617,448	$34,331	$149,334

	Large-Cap	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Core	Growth	Value	Equity	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,287,394	$1,152,494	$1,375,494	$1,101,928	$819,452	$44,274
Receivables:
Due from Pacific Life & Annuity Company	427	-	5	23	1	4
Investments sold	-	-	-	-	-	-
Total Assets	1,287,821	1,152,494	1,375,499	1,101,951	819,453	44,278
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	42	-	-	-	-
Investments purchased	384	-	-	-	-	-
Total Liabilities	384	42	-	-	-	-
NET ASSETS	$1,287,437	$1,152,452	$1,375,499	$1,101,951	$819,453	$44,278
Units Outstanding	29,433	27,903	29,836	15,313	16,908	766
Accumulation Unit Value	$43.74	$41.30	$46.10	$71.96	$48.47	$57.78
Cost of Investments	$263,925	$220,198	$317,500	$307,002	$145,269	$20,171

See Notes to Financial Statements	SA-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap		Value
	Equity	Growth	Index	Value	Value	Advantage
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$204,533	$100,088	$991,480	$652,978	$318,708	$350,294
Receivables:
Due from Pacific Life & Annuity Company	-	-	59	38	-	48
Investments sold	-	-	-	-	-	-
Total Assets	204,533	100,088	991,539	653,016	318,708	350,342
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2	3	-	-	2	-
Investments purchased	-	-	77	-	-	-
Total Liabilities	2	3	77	-	2	-
NET ASSETS	$204,531	$100,085	$991,462	$653,016	$318,706	$350,342
Units Outstanding	4,340	3,296	19,601	9,334	9,711	13,648
Accumulation Unit Value	$47.13	$30.36	$50.58	$69.96	$32.82	$25.67
Cost of Investments	$86,139	$22,474	$258,524	$238,005	$91,262	$206,544

	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$810,599	$1,335,951	$153,632	$679,586	$1,443,362	$913,524
Receivables:
Due from Pacific Life & Annuity Company	150	6	1	86	279	14
Investments sold	-	-	-	-	-	-
Total Assets	810,749	1,335,957	153,633	679,672	1,443,641	913,538
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	-	-
Investments purchased	58	-	-	86	163	19
Total Liabilities	58	-	-	86	163	19
NET ASSETS	$810,691	$1,335,957	$153,633	$679,586	$1,443,478	$913,519
Units Outstanding	13,971	41,159	7,988	39,067	13,428	12,040
Accumulation Unit Value	$58.03	$32.46	$19.23	$17.40	$107.50	$75.87
Cost of Investments	$318,071	$490,701	$85,502	$344,118	$164,854	$263,222

		Pacific	Pacific			Portfolio
		Dynamix -	Dynamix -	Pacific	Portfolio	Optimization
		Conservative	Moderate	Dynamix -	Optimization	Moderate-
	Technology	Growth	Growth	Growth	Conservative	Conservative
	Class I	Class I	Class I	Class I	Class I (1)	Class I
ASSETS
Investments in mutual funds, at value	$521,247	$11,743	$411,122	$760,240	$-	$31,538
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	-
Investments sold	-	-	-	-	-	-
Total Assets	521,247	11,743	411,122	760,240	-	31,538
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	14	-	-	1	-	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	14	-	-	1	-	-
NET ASSETS	$521,233	$11,743	$411,122	$760,239	$-	$31,538
Units Outstanding	15,654	487	13,479	20,304	-	1,820
Accumulation Unit Value	$33.30	$24.12	$30.50	$37.44	See Note (1)	$17.33
Cost of Investments	$122,569	$9,949	$245,190	$335,626	$-	$18,099

(1) All units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
			Portfolio
	Portfolio	Portfolio	Optimization	Invesco V.I.		Invesco V.I.
	Optimization	Optimization	Aggressive-	EQV International	Invesco V.I.	Main Street
	Moderate	Growth	Growth	Equity	Global	Small Cap Fund
	Class I	Class I	Class I	Series II	Series II	Series I
ASSETS
Investments in mutual funds, at value	$1,955,143	$3,514,720	$1,699,526	$405,960	$119,284	$5,123
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	85	-	-
Investments sold	-	-	-	-	-	-
Total Assets	1,955,143	3,514,720	1,699,526	406,045	119,284	5,123
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	62	72	7	-	10	-
Investments purchased	-	-	-	86	-	-
Total Liabilities	62	72	7	86	10	-
NET ASSETS	$1,955,081	$3,514,648	$1,699,519	$405,959	$119,274	$5,123
Units Outstanding	98,717	159,771	72,985	21,907	4,702	311
Accumulation Unit Value	$19.80	$22.00	$23.29	$18.53	$25.37	$16.46
Cost of Investments	$1,055,700	$1,555,957	$858,503	$402,493	$112,331	$4,930

	American				BlackRock
	Century	American Funds	American Funds	American Funds	60/40 Target	BlackRock
	VP Mid Cap Value	IS Asset Allocation	IS Growth	IS Growth-Income	Allocation ETF	Basic Value
	Class II	Class 4	Class 4	Class 4	V.I. Class I	V.I. Class III
ASSETS
Investments in mutual funds, at value	$146,069	$53,328	$1,132,928	$431,916	$26,837	$31,949
Receivables:
Due from Pacific Life & Annuity Company	169	1	-	-	1	8
Investments sold	-	-	-	-	-	-
Total Assets	146,238	53,329	1,132,928	431,916	26,838	31,957
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	48	12	-	-
Investments purchased	67	-	-	-	-	-
Total Liabilities	67	-	48	12	-	-
NET ASSETS	$146,171	$53,329	$1,132,880	$431,904	$26,838	$31,957
Units Outstanding	4,636	1,297	15,766	8,795	1,617	957
Accumulation Unit Value	$31.53	$41.12	$71.86	$49.11	$16.60	$33.40
Cost of Investments	$144,751	$47,891	$844,225	$343,342	$27,332	$26,950

	BlackRock			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Global	BNY Mellon	Fidelity VIP	Freedom 2015	Freedom 2020	Freedom 2025
	Allocation	VIF Appreciation	Contrafund	Portfolio	Portfolio	Portfolio
	V.I. Class III	Service Shares	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$447,324	$3,154	$1,541,127	$3,864	$33,235	$10,775
Receivables:
Due from Pacific Life & Annuity Company	1	-	35	-	-	-
Investments sold	-	-	-	-	-	-
Total Assets	447,325	3,154	1,541,162	3,864	33,235	10,775
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	-	1
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	1
NET ASSETS	$447,325	$3,154	$1,541,162	$3,864	$33,235	$10,774
Units Outstanding	15,875	102	27,480	186	1,556	468
Accumulation Unit Value	$28.18	$30.86	$56.08	$20.82	$21.36	$23.04
Cost of Investments	$433,050	$3,331	$898,384	$4,272	$20,031	$9,851

See Notes to Financial Statements	SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Money Market	Growth	Mid Cap
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$7,994	$3,085	$24,314	$574,387	$274,400	$782,130
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	11	-	-
Investments sold	-	-	-	-	-	-
Total Assets	7,994	3,085	24,314	574,398	274,400	782,130
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	5	1	-	-	1	8
Investments purchased	-	-	-	-	-	-
Total Liabilities	5	1	-	-	1	8
NET ASSETS	$7,989	$3,084	$24,314	$574,398	$274,399	$782,122
Units Outstanding	339	116	865	51,730	4,099	18,898
Accumulation Unit Value	$23.60	$26.51	$28.12	$11.10	$66.94	$41.39
Cost of Investments	$7,517	$3,182	$20,379	$574,387	$225,902	$705,277

				Janus	Janus	Lazard Retirement
	Fidelity VIP	Templeton	Templeton	Henderson	Henderson	Global Dynamic
	Value Strategies	Foreign	Global Bond	Enterprise	Overseas	Multi-Asset
	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Shares
ASSETS
Investments in mutual funds, at value	$62,233	$262,160	$28,386	$156,724	$211,158	$160
Receivables:
Due from Pacific Life & Annuity Company	5	-	-	159	-	-
Investments sold	-	-	-	-	-	-
Total Assets	62,238	262,160	28,386	156,883	211,158	160
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	1	-	4	-
Investments purchased	-	-	-	67	-	-
Total Liabilities	-	-	1	67	4	-
NET ASSETS	$62,238	$262,160	$28,385	$156,816	$211,154	$160
Units Outstanding	1,519	17,100	2,492	2,996	13,525	11
Accumulation Unit Value	$40.98	$15.33	$11.39	$52.34	$15.61	$14.35
Cost of Investments	$54,079	$253,889	$29,354	$106,573	$164,155	$140

	ClearBridge	ClearBridge	Lord Abbett	Lord Abbett	Lord Abbett
	Variable	Variable	Bond	Developing	Fundamental	Lord Abbett
	Aggressive	Mid Cap -	Debenture	Growth	Equity	Total Return
	Growth - Class II	Class II	Class VC	Class VC	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$249,125	$25,929	$5,686	$239,325	$10,362	$84,665
Receivables:
Due from Pacific Life & Annuity Company	1	43	19	2	-	58
Investments sold	-	-	-	-	-	-
Total Assets	249,126	25,972	5,705	239,327	10,362	84,723
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	-	-
Investments purchased	-	-	19	-	-	58
Total Liabilities	-	-	19	-	-	58
NET ASSETS	$249,126	$25,972	$5,686	$239,327	$10,362	$84,665
Units Outstanding	7,787	829	416	7,944	345	7,258
Accumulation Unit Value	$31.99	$31.31	$13.66	$30.13	$30.07	$11.67
Cost of Investments	$325,128	$21,685	$5,865	$320,319	$9,440	$94,806

See Notes to Financial Statements	SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Variable Accounts
					MFS	MFS
					New Discovery	Utilities
	M Capital	M International	M Large Cap	M Large Cap	Series -	Series -
	Appreciation	Equity	Growth	Value	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$111,440	$206,244	$13,042	$3,721	$142,453	$111,116
Receivables:
Due from Pacific Life & Annuity Company	88	-	-	-	1	-
Investments sold	-	-	-	-	-	-
Total Assets	111,528	206,244	13,042	3,721	142,454	111,116
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	-	1
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	1
NET ASSETS	$111,528	$206,244	$13,042	$3,721	$142,454	$111,115
Units Outstanding	1,695	14,044	170	95	3,575	4,049
Accumulation Unit Value	$65.79	$14.69	$76.67	$39.09	$39.84	$27.44
Cost of Investments	$101,292	$219,135	$7,396	$2,724	$187,637	$79,564

	MFS	Neuberger Berman	PIMCO
	Value	Sustainable	Global Managed	PIMCO Income -	Royce	State Street
	Series -	Equity	Asset Allocation -	Administrative	Micro-Cap	Total Return
	Service Class	Class I	Advisor Class	Class	Service Class	V.I.S. Class 3
ASSETS
Investments in mutual funds, at value	$92,097	$17,044	$5,825	$4,930	$32,953	$6,839
Receivables:
Due from Pacific Life & Annuity Company	7	-	-	-	-	-
Investments sold	-	-	-	-	-	-
Total Assets	92,104	17,044	5,825	4,930	32,953	6,839
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	-	-	-	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	-	-	-	-	-	-
NET ASSETS	$92,104	$17,044	$5,825	$4,930	$32,953	$6,839
Units Outstanding	4,683	545	385	414	1,495	328
Accumulation Unit Value	$19.67	$31.29	$15.13	$11.91	$22.04	$20.83
Cost of Investments	$94,434	$14,715	$5,490	$4,787	$32,384	$6,433

	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Equity	Global Resources
	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$1,222,510	$496,502	$442,250
Receivables:
Due from Pacific Life & Annuity Company	148	-	20
Investments sold	-	-	-
Total Assets	1,222,658	496,502	442,270
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	27	-
Investments purchased	-	-	19
Total Liabilities	-	27	19
NET ASSETS	$1,222,658	$496,475	$442,251
Units Outstanding	20,277	14,355	21,342
Accumulation Unit Value	$60.30	$34.59	$20.72
Cost of Investments	$588,600	$393,112	$301,677

See Notes to Financial Statements	SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Managed
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(32)	(1,983)	126	231	1,663	4,262
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(32)	(1,983)	126	231	1,663	4,262
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	453	11,442	15,948	55,741	17,980	79,548
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$421	$9,459	$16,074	$55,972	$19,643	$83,810

	Short Duration	Emerging	Dividend	Equity	Focused
	Bond	Markets Debt	Growth	Index	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(508)	(109)	149	65,587	10,871	32,129
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(508)	(109)	149	65,587	10,871	32,129
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	11,375	9,665	72,768	1,234,900	101,465	167,361
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,867	$9,556	$72,917	$1,300,487	$112,336	$199,490

	Large-Cap	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Mid-Cap
	Core	Growth	Value	Equity	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	126,895	59,673	102,558	64,198	32,537	(48)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	126,895	59,673	102,558	64,198	32,537	(48)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	172,844	327,165	83,110	89,198	106,955	6,160
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$299,739	$386,838	$185,668	$153,396	$139,492	$6,112

See Notes to Financial Statements	SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2023

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap		Value
	Equity	Growth	Index	Value	Value	Advantage
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	194	8,950	17,949	7,468	33,245	965
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	194	8,950	17,949	7,468	33,245	965
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	23,460	4,210	119,999	37,965	(21,804)	29,978
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,654	$13,160	$137,948	$45,433	$11,441	$30,943

	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,412)	5,495	(565)	44,439	72,235	3,441
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(4,412)	5,495	(565)	44,439	72,235	3,441
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	71,634	208,486	20,901	81,287	(25,231)	102,493
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,222	$213,981	$20,336	$125,726	$47,004	$105,934

		Pacific	Pacific			Portfolio
		Dynamix -	Dynamix -	Pacific	Portfolio	Optimization
		Conservative	Moderate	Dynamix -	Optimization	Moderate-
	Technology	Growth	Growth	Growth	Conservative	Conservative
	Class I	Class I	Class I	Class I	Class I (1)	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	29,148	(91)	6,796	44,907	738	9,176
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	29,148	(91)	6,796	44,907	738	9,176
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	177,003	1,213	48,065	73,919	(512)	(5,358)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$206,151	$1,122	$54,861	$118,826	$226	$3,818

(1) All units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
			Portfolio
	Portfolio	Portfolio	Optimization	Invesco V.I.		Invesco V.I.
	Optimization	Optimization	Aggressive-	EQV International	Invesco V.I.	Main Street
	Moderate	Growth	Growth	Equity	Global	Small Cap Fund
	Class I	Class I	Class I	Series II	Series II	Series I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$53
Net Investment Income	-	-	-	-	-	53
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,688	45,288	4,071	(1,278)	(2,636)	(65)
Capital gain distributions	-	-	-	287	12,778	-
Realized Gain (Loss) on Investments	2,688	45,288	4,071	(991)	10,142	(65)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	236,673	403,278	232,610	62,283	21,063	769
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$239,361	$448,566	$236,681	$61,292	$31,205	$757

	American				BlackRock
	Century	American Funds	American Funds	American Funds	60/40 Target	BlackRock
	VP Mid Cap Value	IS Asset Allocation	IS Growth	IS Growth-Income	Allocation ETF	Basic Value
	Class II	Class 4	Class 4	Class 4	V.I. Class I	V.I. Class III
INVESTMENT INCOME
Dividends	$2,938	$1,011	$1,736	$4,653	$527	$464
Net Investment Income	2,938	1,011	1,736	4,653	527	464
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(874)	(88)	(13,328)	(25)	(45)	(254)
Capital gain distributions	14,579	1,938	57,593	20,787	-	1,225
Realized Gain (Loss) on Investments	13,705	1,850	44,265	20,762	(45)	971
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(8,447)	3,751	271,529	64,266	(406)	2,812
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,196	$6,612	$317,530	$89,681	$76	$4,247

	BlackRock			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Global	BNY Mellon	Fidelity VIP	Freedom 2015	Freedom 2020	Freedom 2025
	Allocation	VIF Appreciation	Contrafund	Portfolio	Portfolio	Portfolio
	V.I. Class III	Service Shares	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$10,827	$12	$3,648	$126	$1,077	$244
Net Investment Income	10,827	12	3,648	126	1,077	244
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,613)	(54)	(10,930)	(42)	4,377	(109)
Capital gain distributions	-	195	50,928	71	295	-
Realized Gain (Loss) on Investments	(1,613)	141	39,998	29	4,672	(109)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	39,975	268	344,297	217	(1,460)	1,028
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,189	$421	$387,943	$372	$4,289	$1,163

See Notes to Financial Statements	SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Money Market	Growth	Mid Cap
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$145	$38	$297	$26,240	$7	$2,848
Net Investment Income	145	38	297	26,240	7	2,848
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(106)	(29)	(775)	-	(2,172)	(9,018)
Capital gain distributions	-	4	442	-	11,779	21,177
Realized Gain (Loss) on Investments	(106)	(25)	(333)	-	9,607	12,159
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	786	324	4,606	-	56,573	86,206
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$825	$337	$4,570	$26,240	$66,187	$101,213

				Janus	Janus	Lazard Retirement
	Fidelity VIP	Templeton	Templeton	Henderson	Henderson	Global Dynamic
	Value Strategies	Foreign	Global Bond	Enterprise	Overseas	Multi-Asset
	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Shares
INVESTMENT INCOME
Dividends	$521	$7,742	$-	$136	$2,649	$-
Net Investment Income	521	7,742	-	136	2,649	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(101)	(202)	(177)	(168)	29	(4)
Capital gain distributions	2,151	-	-	10,938	-	8
Realized Gain (Loss) on Investments	2,050	(202)	(177)	10,770	29	4
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,272	37,610	915	12,608	16,205	11
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,843	$45,150	$738	$23,514	$18,883	$15

	ClearBridge	ClearBridge	Lord Abbett	Lord Abbett	Lord Abbett
	Variable	Variable	Bond	Developing	Fundamental	Lord Abbett
	Aggressive	Mid Cap -	Debenture	Growth	Equity	Total Return
	Growth - Class II	Class II	Class VC	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends	$143	$5	$285	$-	$58	$3,443
Net Investment Income	143	5	285	-	58	3,443
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(10,389)	(241)	(604)	(13,762)	(72)	(804)
Capital gain distributions	23,323	142	-	-	292	-
Realized Gain (Loss) on Investments	12,934	(99)	(604)	(13,762)	220	(804)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	35,429	2,879	684	32,251	1,048	2,066
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,506	$2,785	$365	$18,489	$1,326	$4,705

See Notes to Financial Statements	SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	Variable Accounts
					MFS	MFS
					New Discovery	Utilities
	M Capital	M International	M Large Cap	M Large Cap	Series -	Series -
	Appreciation	Equity	Growth	Value	Service Class	Service Class
INVESTMENT INCOME
Dividends	$453	$5,881	$-	$80	$-	$3,991
Net Investment Income	453	5,881	-	80	-	3,991
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(923)	(2,258)	(202)	(1)	(6,711)	(3,514)
Capital gain distributions	6,833	-	656	55	-	6,694
Realized Gain (Loss) on Investments	5,910	(2,258)	454	54	(6,711)	3,180
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	15,267	26,034	2,621	131	24,472	(11,192)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,630	$29,657	$3,075	$265	$17,761	$(4,021)

	MFS	Neuberger Berman	PIMCO
	Value	Sustainable	Global Managed	PIMCO Income -	Royce	State Street
	Series -	Equity	Asset Allocation -	Administrative	Micro-Cap	Total Return
	Service Class	Class I	Advisor Class	Class	Service Class	V.I.S. Class 3
INVESTMENT INCOME
Dividends	$1,180	$54	$181	$223	$-	$133
Net Investment Income	1,180	54	181	223	-	133
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(150)	(562)	(24,422)	(13)	(2,872)	(122)
Capital gain distributions	5,917	253	-	-	-	-
Realized Gain (Loss) on Investments	5,767	(309)	(24,422)	(13)	(2,872)	(122)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(469)	4,210	30,981	158	8,301	841
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,478	$3,955	$6,740	$368	$5,429	$852

	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Equity	Global Resources
	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends	$-	$8,753	$13,046
Net Investment Income	-	8,753	13,046
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(13,170)	(1,223)	(595)
Capital gain distributions	-	20,280	-
Realized Gain (Loss) on Investments	(13,170)	19,057	(595)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	420,736	14,403	(29,230)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$407,566	$42,213	$(16,779)

See Notes to Financial Statements	SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Core Income		Diversified Bond		Floating Rate Income
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(32)	(8)	(1,983)	(2,514)	126	(55)
Change in net unrealized appreciation (depreciation) on investments	453	(41)	11,442	(56,070)	15,948	(1,709)
Net Increase (Decrease) in Net Assets Resulting from Operations	421	(49)	9,459	(58,584)	16,074	(1,764)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,226	113	7,498	5,982	6,503	5,380
Transfers between variable and fixed accounts, net	5,961	-	18,720	(339)	(642)	(137)
Policy maintenance charges	(517)	(72)	(8,736)	(9,221)	(4,973)	(4,603)
Policy benefits and terminations	-	-	454	399	302	332
Policy loans and loan repayments	-	-	261	1,044	119	4,730
Other	1	-	-	(1)	-	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,671	41	18,197	(2,136)	1,309	5,703
NET INCREASE (DECREASE) IN NET ASSETS	7,092	(8)	27,656	(60,720)	17,383	3,939
NET ASSETS
Beginning of Year	372	380	255,919	316,639	117,920	113,981
End of Year	$7,464	$372	$283,575	$255,919	$135,303	$117,920

	High Yield Bond		Inflation Managed		Managed Bond
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	231	(552)	1,663	3,903	4,262	(6,598)
Change in net unrealized appreciation (depreciation) on investments	55,741	(53,659)	17,980	(78,213)	79,548	(216,895)
Net Increase (Decrease) in Net Assets Resulting from Operations	55,972	(54,211)	19,643	(74,310)	83,810	(223,493)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	16,427	14,642	39,516	34,903	51,585	56,132
Transfers between variable and fixed accounts, net	2,841	(1,440)	(6,590)	(8,622)	(35,183)	18,799
Policy maintenance charges	(20,419)	(19,311)	(37,150)	(38,859)	(67,735)	(70,170)
Policy benefits and terminations	502	(247)	(6,478)	(20,175)	(117,091)	(980)
Policy loans and loan repayments	(1,053)	(4,442)	1,259	7,003	(4,066)	(610)
Other	(1)	(8)	(368)	(2)	(2,550)	(7)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,703)	(10,806)	(9,811)	(25,752)	(175,040)	3,164
NET INCREASE (DECREASE) IN NET ASSETS	54,269	(65,017)	9,832	(100,062)	(91,230)	(220,329)
NET ASSETS
Beginning of Year	457,731	522,748	541,313	641,375	1,360,679	1,581,008
End of Year	$512,000	$457,731	$551,145	$541,313	$1,269,449	$1,360,679

See Notes to Financial Statements	SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Short Duration Bond		Emerging Markets Debt		Dividend Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(508)	(966)	(109)	(264)	149	(537)
Change in net unrealized appreciation (depreciation) on investments	11,375	(9,083)	9,665	(7,625)	72,768	(62,079)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,867	(10,049)	9,556	(7,889)	72,917	(62,616)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,812	17,875	1,213	3,464	30,922	27,441
Transfers between variable and fixed accounts, net	6,446	15,696	-	-	(543)	17,828
Policy maintenance charges	(18,158)	(17,364)	(2,540)	(2,749)	(23,893)	(21,408)
Policy benefits and terminations	87	(20)	265	288	(5,648)	(9,402)
Policy loans and loan repayments	(199)	503	-	-	179	(246)
Other	1	-	2	-	5	(3)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,989	16,690	(1,060)	1,003	1,022	14,210
NET INCREASE (DECREASE) IN NET ASSETS	18,856	6,641	8,496	(6,886)	73,939	(48,406)
NET ASSETS
Beginning of Year	219,709	213,068	77,951	84,837	547,955	596,361
End of Year	$238,565	$219,709	$86,447	$77,951	$621,894	$547,955

	Equity Index		Focused Growth		Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	65,587	(3,942)	10,871	32,783	32,129	9,435
Change in net unrealized appreciation (depreciation) on investments	1,234,900	(1,144,506)	101,465	(195,997)	167,361	(274,819)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,300,487	(1,148,448)	112,336	(163,214)	199,490	(265,384)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	254,877	97,771	8,007	7,579	22,736	19,121
Transfers between variable and fixed accounts, net	(13,399)	(53,453)	(6,256)	2,435	(5,045)	8,212
Policy maintenance charges	(138,770)	(136,452)	(14,467)	(13,528)	(35,517)	(35,270)
Policy benefits and terminations	(48,352)	(21,874)	395	(35,051)	(22,075)	(122)
Policy loans and loan repayments	(10,625)	9,508	684	1,219	(4,566)	(2,399)
Other	152	75	(1)	1	4	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	43,883	(104,425)	(11,638)	(37,345)	(44,463)	(10,460)
NET INCREASE (DECREASE) IN NET ASSETS	1,344,370	(1,252,873)	100,698	(200,559)	155,027	(275,844)
NET ASSETS
Beginning of Year	5,038,914	6,291,787	300,738	501,297	578,588	854,432
End of Year	$6,383,284	$5,038,914	$401,436	$300,738	$733,615	$578,588

See Notes to Financial Statements	SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Large-Cap Core		Large-Cap Growth		Large-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	126,895	38,334	59,673	1,977	102,558	50,054
Change in net unrealized appreciation (depreciation) on investments	172,844	(346,030)	327,165	(527,656)	83,110	(149,989)
Net Increase (Decrease) in Net Assets Resulting from Operations	299,739	(307,696)	386,838	(525,679)	185,668	(99,935)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	36,591	32,754	42,907	43,149	31,476	32,438
Transfers between variable and fixed accounts, net	(114,191)	(1,905)	(55,261)	72,476	(56,565)	(53,483)
Policy maintenance charges	(59,565)	(58,623)	(56,121)	(51,385)	(59,721)	(57,762)
Policy benefits and terminations	(28,638)	(25,038)	(46,952)	(13,023)	(46,357)	(21,606)
Policy loans and loan repayments	(747)	438	(10,861)	(1,922)	(8,379)	342
Other	(3,935)	(9)	(1,268)	(162)	(1,341)	(6)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(170,485)	(52,383)	(127,556)	49,133	(140,887)	(100,077)
NET INCREASE (DECREASE) IN NET ASSETS	129,254	(360,079)	259,282	(476,546)	44,781	(200,012)
NET ASSETS
Beginning of Year	1,158,183	1,518,262	893,170	1,369,716	1,330,718	1,530,730
End of Year	$1,287,437	$1,158,183	$1,152,452	$893,170	$1,375,499	$1,330,718

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	64,198	31,166	32,537	3,383	(48)	(223)
Change in net unrealized appreciation (depreciation) on investments	89,198	(256,808)	106,955	(326,533)	6,160	(2,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	153,396	(225,642)	139,492	(323,150)	6,112	(2,989)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	68,358	31,605	26,464	25,994	4,183	4,710
Transfers between variable and fixed accounts, net	(47,624)	(18,020)	(38,314)	33,432	(418)	(203)
Policy maintenance charges	(52,620)	(58,782)	(38,069)	(37,711)	(3,017)	(2,851)
Policy benefits and terminations	(61,448)	(23,933)	(2,999)	(26,223)	74	54
Policy loans and loan repayments	3,480	(1,258)	4,628	4,999	-	-
Other	(4,472)	(12)	(3,939)	(56)	-	3
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(94,326)	(70,400)	(52,229)	435	822	1,713
NET INCREASE (DECREASE) IN NET ASSETS	59,070	(296,042)	87,263	(322,715)	6,934	(1,276)
NET ASSETS
Beginning of Year	1,042,881	1,338,923	732,190	1,054,905	37,344	38,620
End of Year	$1,101,951	$1,042,881	$819,453	$732,190	$44,278	$37,344

See Notes to Financial Statements	SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	194	336	8,950	4,728	17,949	17,161
Change in net unrealized appreciation (depreciation) on investments	23,460	(27,425)	4,210	(48,580)	119,999	(251,109)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,654	(27,089)	13,160	(43,852)	137,948	(233,948)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,651	7,150	-	-	71,073	31,398
Transfers between variable and fixed accounts, net	2,992	187	428	1,730	(12,996)	(8,691)
Policy maintenance charges	(9,299)	(8,888)	(5,094)	(5,089)	(45,117)	(46,513)
Policy benefits and terminations	155	163	(7,017)	(2,830)	(7,433)	(17,360)
Policy loans and loan repayments	212	(241)	(193)	-	(1,193)	(675)
Other	-	2	-	2	(2,133)	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	711	(1,627)	(11,876)	(6,187)	2,201	(41,840)
NET INCREASE (DECREASE) IN NET ASSETS	24,365	(28,716)	1,284	(50,039)	140,149	(275,788)
NET ASSETS
Beginning of Year	180,166	208,882	98,801	148,840	851,313	1,127,101
End of Year	$204,531	$180,166	$100,085	$98,801	$991,462	$851,313

	Small-Cap Value		Value		Value Advantage
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	7,468	(2,047)	33,245	10,009	965	(1,057)
Change in net unrealized appreciation (depreciation) on investments	37,965	(125,828)	(21,804)	(12,214)	29,978	(13,600)
Net Increase (Decrease) in Net Assets Resulting from Operations	45,433	(127,875)	11,441	(2,205)	30,943	(14,657)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,746	22,583	12,021	13,831	1,684	2,138
Transfers between variable and fixed accounts, net	(8,634)	10,297	(42,482)	(16,209)	(7,960)	8,083
Policy maintenance charges	(28,917)	(32,984)	(17,061)	(17,983)	(2,252)	(2,616)
Policy benefits and terminations	(2,364)	(3,778)	(2,842)	(99)	14	85
Policy loans and loan repayments	1,437	(2,565)	(211)	572	-	-
Other	(39)	(18)	(1,687)	1	3	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,771)	(6,465)	(52,262)	(19,887)	(8,511)	7,688
NET INCREASE (DECREASE) IN NET ASSETS	29,662	(134,340)	(40,821)	(22,092)	22,432	(6,969)
NET ASSETS
Beginning of Year	623,354	757,694	359,527	381,619	327,910	334,879
End of Year	$653,016	$623,354	$318,706	$359,527	$350,342	$327,910

See Notes to Financial Statements	SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Emerging Markets		International Large-Cap		International Small-Cap
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(4,412)	(10,700)	5,495	(8,475)	(565)	(831)
Change in net unrealized appreciation (depreciation) on investments	71,634	(232,103)	208,486	(202,787)	20,901	(20,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,222	(242,803)	213,981	(211,262)	20,336	(21,432)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	30,356	34,522	46,910	41,140	32,551	3,916
Transfers between variable and fixed accounts, net	(3,560)	43,833	1,088	27,206	(399)	2,662
Policy maintenance charges	(30,886)	(29,577)	(59,412)	(56,958)	(5,014)	(4,704)
Policy benefits and terminations	(2,693)	(7,358)	(19,371)	(14,326)	346	369
Policy loans and loan repayments	1,558	2,983	(622)	2,742	127	28
Other	7	(46)	(23)	6	(2)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,218)	44,357	(31,430)	(190)	27,609	2,271
NET INCREASE (DECREASE) IN NET ASSETS	62,004	(198,446)	182,551	(211,452)	47,945	(19,161)
NET ASSETS
Beginning of Year	748,687	947,133	1,153,406	1,364,858	105,688	124,849
End of Year	$810,691	$748,687	$1,335,957	$1,153,406	$153,633	$105,688

	International Value		Health Sciences		Real Estate
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	44,439	7,849	72,235	34,509	3,441	4,702
Change in net unrealized appreciation (depreciation) on investments	81,287	(15,459)	(25,231)	(129,240)	102,493	(287,715)
Net Increase (Decrease) in Net Assets Resulting from Operations	125,726	(7,610)	47,004	(94,731)	105,934	(283,013)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	32,506	31,480	63,526	53,549	31,999	33,668
Transfers between variable and fixed accounts, net	(73,757)	(41,331)	(52,283)	987	(4,908)	4,248
Policy maintenance charges	(37,506)	(34,847)	(82,712)	(76,981)	(36,737)	(39,200)
Policy benefits and terminations	(23,645)	(6,508)	(8,979)	(19,126)	(7,966)	(4,392)
Policy loans and loan repayments	(1,612)	2,325	(627)	1,777	485	(5,900)
Other	(1,612)	(36)	(1,018)	101	(1,807)	8
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(105,626)	(48,917)	(82,093)	(39,693)	(18,934)	(11,568)
NET INCREASE (DECREASE) IN NET ASSETS	20,100	(56,527)	(35,089)	(134,424)	87,000	(294,581)
NET ASSETS
Beginning of Year	659,486	716,013	1,478,567	1,612,991	826,519	1,121,100
End of Year	$679,586	$659,486	$1,443,478	$1,478,567	$913,519	$826,519

See Notes to Financial Statements	SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Technology		PSF Avantis		Pacific Dynamix -
	Class I		Balanced Allocation Class D (1)		Conservative Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-		$-	$-	$-
Realized gain (loss) on investments	29,148	(2,960)		1	(91)	(111)
Change in net unrealized appreciation (depreciation) on investments	177,003	(216,675)		(3)	1,213	(1,242)
Net Increase (Decrease) in Net Assets Resulting from Operations	206,151	(219,635)		(2)	1,122	(1,353)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	20,903	14,505		-	2,193	2,193
Transfers between variable and fixed accounts, net	(67,875)	4,809		-	21	(48)
Policy maintenance charges	(27,512)	(25,992)		(3)	(863)	(830)
Policy benefits and terminations	(3,051)	(957)		-	19	15
Policy loans and loan repayments	4,193	3,961		-	-	-
Other	(3,894)	(65)		(5)	-	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(77,236)	(3,739)		(8)	1,370	1,330
NET INCREASE (DECREASE) IN NET ASSETS	128,915	(223,374)		(10)	2,492	(23)
NET ASSETS
Beginning of Year or Period	392,318	615,692		10	9,251	9,274
End of Year or Period	$521,233	$392,318		$-	$11,743	$9,251

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Moderate Growth Class I		Growth Class I		Conservative Class I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,796	6,083	44,907	30,421	738	-
Change in net unrealized appreciation (depreciation) on investments	48,065	(78,426)	73,919	(189,109)	(512)	(867)
Net Increase (Decrease) in Net Assets Resulting from Operations	54,861	(72,343)	118,826	(158,688)	226	(867)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,401	1,825	1,234	4,790	283	486
Transfers between variable and fixed accounts, net	8	(21)	-	(120,638)	-	-
Policy maintenance charges	(20,899)	(19,709)	(25,759)	(25,115)	(98)	(160)
Policy benefits and terminations	4	3	(81,616)	2,407	(6,099)	11
Policy loans and loan repayments	-	-	(5,782)	14,840	-	-
Other	2	-	457	1	(53)	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(19,484)	(17,902)	(111,466)	(123,715)	(5,967)	336
NET INCREASE (DECREASE) IN NET ASSETS	35,377	(90,245)	7,360	(282,403)	(5,741)	(531)
NET ASSETS
Beginning of Year or Period	375,745	465,990	752,879	1,035,282	5,741	6,272
End of Year or Period	$411,122	$375,745	$760,239	$752,879	$-	$5,741

(1) All units were fully redeemed or transferred prior to December 31, 2022 (See Financial Highlights for date of full redemption).

(2) All units were fully redeemed or transferred prior to December 31, 2023 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative Class I		Moderate Class I		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	9,176	(608)	2,688	(2,974)	45,288	21,751
Change in net unrealized appreciation (depreciation) on investments	(5,358)	(10,363)	236,673	(324,613)	403,278	(660,309)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,818	(10,971)	239,361	(327,587)	448,566	(638,558)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,305	7,151	92,702	92,289	70,660	66,953
Transfers between variable and fixed accounts, net	(21)	48	1,082	(352)	(867)	868
Policy maintenance charges	(9,553)	(8,854)	(93,378)	(89,812)	(102,587)	(101,973)
Policy benefits and terminations	(25,345)	(1,305)	(2,073)	(35,129)	1,061	(40,433)
Policy loans and loan repayments	-	-	(12,310)	12,874	(50,856)	34,147
Other	83	15	(34)	37	(81)	14
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(28,531)	(2,945)	(14,011)	(20,093)	(82,670)	(40,424)
NET INCREASE (DECREASE) IN NET ASSETS	(24,713)	(13,916)	225,350	(347,680)	365,896	(678,982)
NET ASSETS
Beginning of Year	56,251	70,167	1,729,731	2,077,411	3,148,752	3,827,734
End of Year	$31,538	$56,251	$1,955,081	$1,729,731	$3,514,648	$3,148,752

	Portfolio Optimization		Invesco V.I. EQV International		Invesco V.I.
	Aggressive-Growth Class I		Equity Series II		Global Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$5,059	$-	$-
Realized gain (loss) on investments	4,071	(12,700)	(991)	38,631	10,142	17,466
Change in net unrealized appreciation (depreciation) on investments	232,610	(292,774)	62,283	(121,013)	21,063	(63,125)
Net Increase (Decrease) in Net Assets Resulting from Operations	236,681	(305,474)	61,292	(77,323)	31,205	(45,659)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,192	124,431	7,470	5,366	2,827	2,765
Transfers between variable and fixed accounts, net	-	-	(27)	38	(7,676)	(8)
Policy maintenance charges	(65,382)	(58,015)	(4,802)	(4,532)	(4,012)	(4,408)
Policy benefits and terminations	(5,093)	1,998	63	47	260	249
Policy loans and loan repayments	21,218	(11,120)	-	-	-	-
Other	(89)	(100)	-	-	(1)	3
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(27,154)	57,194	2,704	919	(8,602)	(1,399)
NET INCREASE (DECREASE) IN NET ASSETS	209,527	(248,280)	63,996	(76,404)	22,603	(47,058)
NET ASSETS
Beginning of Year	1,489,992	1,738,272	341,963	418,367	96,671	143,729
End of Year	$1,699,519	$1,489,992	$405,959	$341,963	$119,274	$96,671

See Notes to Financial Statements	SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Invesco V.I. Main Street		American Century		American Funds IS Asset
	Small Cap Fund Series I		VP Mid Cap Value Class II		Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$53	$19	$2,938	$2,366	$1,011	$839
Realized gain (loss) on investments	(65)	382	13,705	13,512	1,850	23,631
Change in net unrealized appreciation (depreciation) on investments	769	(572)	(8,447)	(17,218)	3,751	(37,830)
Net Increase (Decrease) in Net Assets Resulting from Operations	757	(171)	8,196	(1,340)	6,612	(13,360)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	985	618	12,129	17,006	406	1,236
Transfers between variable and fixed accounts, net	48	3,534	635	14,517	(215)	(118,817)
Policy maintenance charges	(580)	(288)	(6,081)	(5,022)	(2,848)	(2,703)
Policy benefits and terminations	10	-	246	147	160	178
Policy loans and loan repayments	-	-	-	-	1,264	1,264
Other	-	3	3	(3)	-	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	463	3,867	6,932	26,645	(1,233)	(118,841)
NET INCREASE (DECREASE) IN NET ASSETS	1,220	3,696	15,128	25,305	5,379	(132,201)
NET ASSETS
Beginning of Year	3,903	207	131,043	105,738	47,950	180,151
End of Year	$5,123	$3,903	$146,171	$131,043	$53,329	$47,950

	American Funds IS		American Funds IS		BlackRock 60/40 Target
	Growth Class 4		Growth-Income Class 4		Allocation ETF V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,736	$990	$4,653	$4,013	$527	$6
Realized gain (loss) on investments	44,265	122,668	20,762	35,588	(45)	(5)
Change in net unrealized appreciation (depreciation) on investments	271,529	(488,995)	64,266	(113,867)	(406)	(56)
Net Increase (Decrease) in Net Assets Resulting from Operations	317,530	(365,337)	89,681	(74,266)	76	(55)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	29,229	27,386	17,324	16,342	26,545	-
Transfers between variable and fixed accounts, net	(9,729)	15,602	(2,862)	(3,388)	119	-
Policy maintenance charges	(41,664)	(41,263)	(21,102)	(20,975)	(202)	(24)
Policy benefits and terminations	(2,152)	(20,983)	(1,849)	(2,449)	-	-
Policy loans and loan repayments	6,399	(5,261)	938	(10,455)	-	-
Other	(7)	(93)	(3)	3	-	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(17,924)	(24,612)	(7,554)	(20,922)	26,462	(24)
NET INCREASE (DECREASE) IN NET ASSETS	299,606	(389,949)	82,127	(95,188)	26,538	(79)
NET ASSETS
Beginning of Year	833,274	1,223,223	349,777	444,965	300	379
End of Year	$1,132,880	$833,274	$431,904	$349,777	$26,838	$300

See Notes to Financial Statements	SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	BlackRock Basic Value		BlackRock Global Allocation		BNY Mellon VIF
	V.I. Class III		V.I. Class III		Appreciation Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$464	$292	$10,827	$-	$12	$7
Realized gain (loss) on investments	971	2,206	(1,613)	(1,572)	141	389
Change in net unrealized appreciation (depreciation) on investments	2,812	(3,798)	39,975	(69,705)	268	(712)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,247	(1,300)	49,189	(71,277)	421	(316)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,987	5,211	30,379	44,739	759	759
Transfers between variable and fixed accounts, net	239	(1,194)	1,516	(4,900)	-	-
Policy maintenance charges	(3,472)	(3,206)	(15,644)	(16,111)	(128)	(106)
Policy benefits and terminations	(21)	(320)	944	(12,365)	4	3
Policy loans and loan repayments	-	-	2,619	98	-	-
Other	(2)	10	-	3	(1)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,731	501	19,814	11,464	634	656
NET INCREASE (DECREASE) IN NET ASSETS	7,978	(799)	69,003	(59,813)	1,055	340
NET ASSETS
Beginning of Year	23,979	24,778	378,322	438,135	2,099	1,759
End of Year	$31,957	$23,979	$447,325	$378,322	$3,154	$2,099

	Fidelity VIP Contrafund		Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020
	Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,648	$3,462	$126	$71	$1,077	$942
Realized gain (loss) on investments	39,998	51,143	29	339	4,672	8,081
Change in net unrealized appreciation (depreciation) on investments	344,297	(489,592)	217	(1,029)	(1,460)	(19,201)
Net Increase (Decrease) in Net Assets Resulting from Operations	387,943	(434,987)	372	(619)	4,289	(10,178)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	25,960	21,744	84	84	-	3,746
Transfers between variable and fixed accounts, net	(1,645)	686	-	-	-	-
Policy maintenance charges	(49,532)	(47,094)	(143)	(139)	(13,646)	(19,082)
Policy benefits and terminations	(2,894)	(16,302)	4	4	157	223
Policy loans and loan repayments	1,484	2,425	-	-	-	-
Other	6	(61)	-	-	-	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(26,621)	(38,602)	(55)	(51)	(13,489)	(15,114)
NET INCREASE (DECREASE) IN NET ASSETS	361,322	(473,589)	317	(670)	(9,200)	(25,292)
NET ASSETS
Beginning of Year	1,179,840	1,653,429	3,547	4,217	42,435	67,727
End of Year	$1,541,162	$1,179,840	$3,864	$3,547	$33,235	$42,435

See Notes to Financial Statements	SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$244	$148	$145	$57	$38	$22
Realized gain (loss) on investments	(109)	430	(106)	89	(25)	86
Change in net unrealized appreciation (depreciation) on investments	1,028	(2,115)	786	(616)	324	(420)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,163	(1,537)	825	(470)	337	(312)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,659	1,659	3,110	2,581	759	759
Transfers between variable and fixed accounts, net	(8)	21	-	-	-	-
Policy maintenance charges	(680)	(687)	(482)	(274)	(127)	(108)
Policy benefits and terminations	17	17	38	38	4	3
Policy loans and loan repayments	-	-	-	-	-	-
Other	-	2	-	1	-	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	988	1,012	2,666	2,346	636	653
NET INCREASE (DECREASE) IN NET ASSETS	2,151	(525)	3,491	1,876	973	341
NET ASSETS
Beginning of Year	8,623	9,148	4,498	2,622	2,111	1,770
End of Year	$10,774	$8,623	$7,989	$4,498	$3,084	$2,111

	Fidelity VIP Freedom 2045		Fidelity VIP Government		Fidelity VIP
	Portfolio Service Class 2		Money Market Service Class		Growth Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$297	$376	$26,240	$7,349	$7	$623
Realized gain (loss) on investments	(333)	1,698	-	-	9,607	10,389
Change in net unrealized appreciation (depreciation) on investments	4,606	(7,493)	-	-	56,573	(59,837)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,570	(5,419)	26,240	7,349	66,187	(48,825)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	282	282	117,553	117,296	19,765	13,974
Transfers between variable and fixed accounts, net	-	-	7,184	(12,126)	39,279	46,587
Policy maintenance charges	(2,087)	(1,848)	(118,477)	(118,537)	(8,559)	(7,381)
Policy benefits and terminations	51	9	(3,851)	1,939	(3,717)	180
Policy loans and loan repayments	(4,856)	4,538	7,472	235	209	248
Other	(2)	-	-	-	1	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,612)	2,981	9,881	(11,193)	46,978	53,607
NET INCREASE (DECREASE) IN NET ASSETS	(2,042)	(2,438)	36,121	(3,844)	113,165	4,782
NET ASSETS
Beginning of Year	26,356	28,794	538,277	542,121	161,234	156,452
End of Year	$24,314	$26,356	$574,398	$538,277	$274,399	$161,234

See Notes to Financial Statements	SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Fidelity VIP		Fidelity VIP Value		Templeton
	Mid Cap Service Class 2		Strategies Service Class 2		Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,848	$1,929	$521	$343	$7,742	$6,649
Realized gain (loss) on investments	12,159	31,175	2,050	1,418	(202)	(357)
Change in net unrealized appreciation (depreciation) on investments	86,206	(160,223)	7,272	(3,724)	37,610	(24,342)
Net Increase (Decrease) in Net Assets Resulting from Operations	101,213	(127,119)	9,843	(1,963)	45,150	(18,050)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	20,920	19,561	6,205	3,228	1,401	1,406
Transfers between variable and fixed accounts, net	6,515	(872)	10,182	28,078	(39)	(20)
Policy maintenance charges	(33,331)	(31,064)	(2,139)	(1,442)	(2,249)	(2,269)
Policy benefits and terminations	1,352	(18,239)	69	67	11	9
Policy loans and loan repayments	204	(1,327)	-	-	-	-
Other	1	(19)	1	1	(1)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,339)	(31,960)	14,318	29,932	(877)	(874)
NET INCREASE (DECREASE) IN NET ASSETS	96,874	(159,079)	24,161	27,969	44,273	(18,924)
NET ASSETS
Beginning of Year	685,248	844,327	38,077	10,108	217,887	236,811
End of Year	$782,122	$685,248	$62,238	$38,077	$262,160	$217,887

	Templeton		Janus Henderson		Janus Henderson
	Global Bond VIP Class 2		Enterprise Service Shares		Overseas Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$136	$115	$2,649	$2,729
Realized gain (loss) on investments	(177)	(177)	10,770	23,416	29	(497)
Change in net unrealized appreciation (depreciation) on investments	915	(1,153)	12,608	(51,202)	16,205	(17,700)
Net Increase (Decrease) in Net Assets Resulting from Operations	738	(1,330)	23,514	(27,671)	18,883	(15,468)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,386	4,466	1,367	831	35,084	4,462
Transfers between variable and fixed accounts, net	177	(71)	7,792	(8,202)	(327)	6,529
Policy maintenance charges	(2,365)	(2,221)	(7,709)	(7,152)	(8,766)	(7,650)
Policy benefits and terminations	50	48	171	92	512	535
Policy loans and loan repayments	-	-	-	-	-	-
Other	-	1	14	(16)	(4)	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,248	2,223	1,635	(14,447)	26,499	3,874
NET INCREASE (DECREASE) IN NET ASSETS	2,986	893	25,149	(42,118)	45,382	(11,594)
NET ASSETS
Beginning of Year	25,399	24,506	131,667	173,785	165,772	177,366
End of Year	$28,385	$25,399	$156,816	$131,667	$211,154	$165,772

See Notes to Financial Statements	SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Lazard Retirement Global		ClearBridge Variable		ClearBridge Variable
	Dynamic Multi-Asset Service Shares		Aggressive Growth - Class II		Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$143	$-	$5	$20
Realized gain (loss) on investments	4	2	12,934	21,139	(99)	1,046
Change in net unrealized appreciation (depreciation) on investments	11	(25)	35,429	(94,493)	2,879	(7,293)
Net Increase (Decrease) in Net Assets Resulting from Operations	15	(23)	48,506	(73,354)	2,785	(6,227)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	56	56	12,118	10,589	3,613	4,109
Transfers between variable and fixed accounts, net	-	-	(162)	40	1,172	(104)
Policy maintenance charges	(32)	(32)	(14,873)	(14,461)	(1,523)	(1,642)
Policy benefits and terminations	-	-	695	804	40	42
Policy loans and loan repayments	-	-	-	-	-	-
Other	-	-	1	1	4	(14)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	24	24	(2,221)	(3,027)	3,306	2,391
NET INCREASE (DECREASE) IN NET ASSETS	39	1	46,285	(76,381)	6,091	(3,836)
NET ASSETS
Beginning of Year	121	120	202,841	279,222	19,881	23,717
End of Year	$160	$121	$249,126	$202,841	$25,972	$19,881

	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$285	$487	$-	$-	$58	$102
Realized gain (loss) on investments	(604)	(373)	(13,762)	(13,952)	220	1,185
Change in net unrealized appreciation (depreciation) on investments	684	(2,222)	32,251	(122,549)	1,048	(2,475)
Net Increase (Decrease) in Net Assets Resulting from Operations	365	(2,108)	18,489	(136,501)	1,326	(1,188)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,230	702	-	-	384	595
Transfers between variable and fixed accounts, net	(5,856)	(4,105)	-	-	(74)	(48)
Policy maintenance charges	(1,470)	(1,647)	(9,901)	(12,800)	(440)	(449)
Policy benefits and terminations	10	27	(2,487)	-	42	51
Policy loans and loan repayments	-	-	-	-	-	-
Other	1	(1)	1	(1)	(1)	(2)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,085)	(5,024)	(12,387)	(12,801)	(89)	147
NET INCREASE (DECREASE) IN NET ASSETS	(4,720)	(7,132)	6,102	(149,302)	1,237	(1,041)
NET ASSETS
Beginning of Year	10,406	17,538	233,225	382,527	9,125	10,166
End of Year	$5,686	$10,406	$239,327	$233,225	$10,362	$9,125

See Notes to Financial Statements	SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	Lord Abbett
	Total Return Class VC		M Capital Appreciation		M International Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,443	$2,505	$453	$-	$5,881	$5,234
Realized gain (loss) on investments	(804)	(504)	5,910	7,074	(2,258)	(404)
Change in net unrealized appreciation (depreciation) on investments	2,066	(13,921)	15,267	(26,509)	26,034	(34,296)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,705	(11,920)	21,630	(19,435)	29,657	(29,466)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,879	10,312	3,533	3,614	-	-
Transfers between variable and fixed accounts, net	(129)	5,117	(1,320)	1,181	(8,636)	10,361
Policy maintenance charges	(4,378)	(4,123)	(2,126)	(2,064)	(2,971)	(2,709)
Policy benefits and terminations	94	95	183	215	359	377
Policy loans and loan repayments	(519)	(6,750)	-	-	-	-
Other	-	-	15	(15)	(1)	-
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,947	4,651	285	2,931	(11,249)	8,029
NET INCREASE (DECREASE) IN NET ASSETS	13,652	(7,269)	21,915	(16,504)	18,408	(21,437)
NET ASSETS
Beginning of Year	71,013	78,282	89,613	106,117	187,836	209,273
End of Year	$84,665	$71,013	$111,528	$89,613	$206,244	$187,836

					MFS New Discovery Series -
	M Large Cap Growth		M Large Cap Value		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$80	$75	$-	$-
Realized gain (loss) on investments	454	641	54	195	(6,711)	45,524
Change in net unrealized appreciation (depreciation) on investments	2,621	(4,067)	131	(332)	24,472	(96,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,075	(3,426)	265	(62)	17,761	(51,397)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	262	220	-	-	5,913	5,263
Transfers between variable and fixed accounts, net	567	41	-	-	1,120	8,955
Policy maintenance charges	(657)	(619)	(207)	(198)	(4,862)	(4,776)
Policy benefits and terminations	13	5	4	5	(1,800)	257
Policy loans and loan repayments	-	-	-	-	-	-
Other	1	-	-	(1)	1	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	186	(353)	(203)	(194)	372	9,700
NET INCREASE (DECREASE) IN NET ASSETS	3,261	(3,779)	62	(256)	18,133	(41,697)
NET ASSETS
Beginning of Year	9,781	13,560	3,659	3,915	124,321	166,018
End of Year	$13,042	$9,781	$3,721	$3,659	$142,454	$124,321

See Notes to Financial Statements	SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	MFS Utilities Series -		MFS Value Series -		Neuberger Berman
	Service Class		Service Class		Sustainable Equity Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,991	$2,887	$1,180	$860	$54	$43
Realized gain (loss) on investments	3,180	4,610	5,767	4,413	(309)	588
Change in net unrealized appreciation (depreciation) on investments	(11,192)	(6,238)	(469)	(8,140)	4,210	(2,831)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,021)	1,259	6,478	(2,867)	3,955	(2,200)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,682	8,373	7,528	7,844	6,724	6,724
Transfers between variable and fixed accounts, net	(9,963)	8,570	-	42,252	-	-
Policy maintenance charges	(7,297)	(7,323)	(1,097)	(866)	(2,426)	(2,178)
Policy benefits and terminations	486	535	143	122	10	6
Policy loans and loan repayments	-	-	-	-	-	-
Other	1	(1)	3	(1)	-	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,091)	10,154	6,577	49,351	4,308	4,553
NET INCREASE (DECREASE) IN NET ASSETS	(12,112)	11,413	13,055	46,484	8,263	2,353
NET ASSETS
Beginning of Year	123,227	111,814	79,049	32,565	8,781	6,428
End of Year	$111,115	$123,227	$92,104	$79,049	$17,044	$8,781

	PIMCO Global Managed		PIMCO Income -		Royce
	Asset Allocation - Advisor Class		Administrative Class		Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$181	$2,001	$223	$88	$-	$-
Realized gain (loss) on investments	(24,422)	18,137	(13)	(355)	(2,872)	9,785
Change in net unrealized appreciation (depreciation) on investments	30,981	(42,529)	158	(38)	8,301	(18,575)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,740	(22,391)	368	(305)	5,429	(8,790)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	920	1,127	-	-	410	4,981
Transfers between variable and fixed accounts, net	-	-	3,858	(2,224)	(5)	39
Policy maintenance charges	(1,665)	(2,176)	(251)	(269)	(1,626)	(1,600)
Policy benefits and terminations	(98,607)	221	-	-	(2,586)	43
Policy loans and loan repayments	-	-	-	-	-	-
Other	2	(2)	-	-	-	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(99,350)	(830)	3,607	(2,493)	(3,807)	3,462
NET INCREASE (DECREASE) IN NET ASSETS	(92,610)	(23,221)	3,975	(2,798)	1,622	(5,328)
NET ASSETS
Beginning of Year	98,435	121,656	955	3,753	31,331	36,659
End of Year	$5,825	$98,435	$4,930	$955	$32,953	$31,331

See Notes to Financial Statements	SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022	2023	2022

	State Street		T. Rowe Price		T. Rowe Price
	Total Return V.I.S. Class 3		Blue Chip Growth - II		Equity Income - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$133	$22	$-	$-	$8,753	$7,372
Realized gain (loss) on investments	(122)	(169)	(13,170)	38,523	19,057	23,265
Change in net unrealized appreciation (depreciation) on investments	841	(838)	420,736	(555,235)	14,403	(46,716)
Net Increase (Decrease) in Net Assets Resulting from Operations	852	(985)	407,566	(516,712)	42,213	(16,079)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,557	2,018	36,617	36,099	13,410	11,891
Transfers between variable and fixed accounts, net	-	-	(16,797)	6,378	555	24,687
Policy maintenance charges	(1,529)	(1,209)	(39,320)	(35,399)	(17,979)	(15,917)
Policy benefits and terminations	12	11	(2,801)	1,191	981	(1,089)
Policy loans and loan repayments	-	-	3,680	10,816	202	3,679
Other	(1)	-	44	(64)	(3)	(42)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,039	820	(18,577)	19,021	(2,834)	23,209
NET INCREASE (DECREASE) IN NET ASSETS	1,891	(165)	388,989	(497,691)	39,379	7,130
NET ASSETS
Beginning of Year	4,948	5,113	833,669	1,331,360	457,096	449,966
End of Year	$6,839	$4,948	$1,222,658	$833,669	$496,475	$457,096

	VanEck VIP
	Global Resources Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13,046	$7,941
Realized gain (loss) on investments	(595)	6,182
Change in net unrealized appreciation (depreciation) on investments	(29,230)	28,311
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,779)	42,434
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	23,576	19,460
Transfers between variable and fixed accounts, net	(12,738)	(11,842)
Policy maintenance charges	(19,156)	(22,506)
Policy benefits and terminations	481	(1,716)
Policy loans and loan repayments	2,964	(6,215)
Other	(52)	(136)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,925)	(22,955)
NET INCREASE (DECREASE) IN NET ASSETS	(21,704)	19,479
NET ASSETS
Beginning of Year	463,955	444,476
End of Year	$442,251	$463,955

See Notes to Financial Statements	SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)

Core Income Class I
2023	$12.06	619	$7,464	0.00%	0.00%	7.98%
2022	11.17	33	372	0.00%	0.00%	(12.40)%
2021	12.75	30	380	0.00%	0.00%	(0.39)%
2020	12.80	30	380	0.00%	0.00%	9.58%
12/27/2019 - 12/31/2019	11.68	32	379	0.00%	0.00%	(0.23)%
Diversified Bond Class I
2023	$17.07	16,616	$283,575	0.00%	0.00%	3.60%
2022	16.47	15,536	255,919	0.00%	0.00%	(18.62)%
2021	20.24	15,643	316,639	0.00%	0.00%	(1.93)%
2020	20.64	11,636	240,163	0.00%	0.00%	10.35%
2019	18.70	12,756	238,577	0.00%	0.00%	13.00%
Floating Rate Income Class I
2023	$15.43	8,771	$135,303	0.00%	0.00%	13.66%
2022	13.57	8,688	117,920	0.00%	0.00%	(1.54)%
2021	13.79	8,268	113,981	0.00%	0.00%	4.62%
2020	13.18	7,695	101,400	0.00%	0.00%	4.71%
2019	12.58	7,719	97,136	0.00%	0.00%	8.11%
High Yield Bond Class I
2023	$33.46	15,301	$512,000	0.00%	0.00%	12.22%
2022	29.82	15,351	457,731	0.00%	0.00%	(10.35)%
2021	33.26	15,717	522,748	0.00%	0.00%	5.42%
2020	31.55	16,535	521,682	0.00%	0.00%	5.74%
2019	29.84	14,932	445,513	0.00%	0.00%	13.98%
Inflation Managed Class I
2023	$27.43	20,095	$551,145	0.00%	0.00%	3.67%
2022	26.46	20,460	541,313	0.00%	0.00%	(11.87)%
2021	30.02	21,364	641,375	0.00%	0.00%	5.69%
2020	28.40	21,891	621,806	0.00%	0.00%	11.42%
2019	25.49	22,625	576,801	0.00%	0.00%	8.64%
Managed Bond Class I
2023	$27.95	45,423	$1,269,449	0.00%	0.00%	6.55%
2022	26.23	51,876	1,360,679	0.00%	0.00%	(14.02)%
2021	30.51	51,825	1,581,008	0.00%	0.00%	(1.13)%
2020	30.86	49,287	1,520,814	0.00%	0.00%	8.34%
2019	28.48	49,616	1,413,100	0.00%	0.00%	8.49%
Short Duration Bond Class I
2023	$14.27	16,718	$238,565	0.00%	0.00%	4.87%
2022	13.61	16,148	219,709	0.00%	0.00%	(4.58)%
2021	14.26	14,943	213,068	0.00%	0.00%	(0.45)%
2020	14.32	13,107	187,742	0.00%	0.00%	3.73%
2019	13.81	14,629	201,990	0.00%	0.00%	4.22%
Emerging Markets Debt Class I
2023	$12.69	6,811	$86,447	0.00%	0.00%	12.35%
2022	11.30	6,900	77,951	0.00%	0.00%	(9.27)%
2021	12.45	6,814	84,837	0.00%	0.00%	(6.12)%
2020	13.26	6,706	88,937	0.00%	0.00%	1.75%
2019	13.03	6,651	86,690	0.00%	0.00%	9.52%
Dividend Growth Class I
2023	$53.73	11,575	$621,894	0.00%	0.00%	13.32%
2022	47.41	11,558	547,955	0.00%	0.00%	(10.49)%
2021	52.97	11,259	596,361	0.00%	0.00%	25.80%
2020	42.11	10,839	456,376	0.00%	0.00%	13.44%
2019	37.12	10,562	392,046	0.00%	0.00%	30.64%
Equity Index Class I
2023	$48.59	131,365	$6,383,284	0.00%	0.00%	25.93%
2022	38.59	130,592	5,038,914	0.00%	0.00%	(18.31)%
2021	47.23	133,207	6,291,787	0.00%	0.00%	28.37%
2020	36.79	132,196	4,864,108	0.00%	0.00%	18.11%
2019	31.15	130,787	4,074,455	0.00%	0.00%	31.10%

See Notes to Financial Statements	SA-28	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)

Focused Growth Class I
2023	$98.02	4,096	$401,436	0.00%	0.00%	37.96%
2022	71.05	4,233	300,738	0.00%	0.00%	(33.80)%
2021	107.32	4,671	501,297	0.00%	0.00%	19.79%
2020	89.59	4,761	426,504	0.00%	0.00%	38.29%
2019	64.78	4,994	323,496	0.00%	0.00%	35.46%
Growth Class I
2023	$36.60	20,045	$733,615	0.00%	0.00%	35.55%
2022	27.00	21,428	578,588	0.00%	0.00%	(31.21)%
2021	39.25	21,767	854,432	0.00%	0.00%	23.42%
2020	31.80	23,798	756,860	0.00%	0.00%	31.56%
2019	24.17	22,809	551,377	0.00%	0.00%	38.13%
Large-Cap Core Class I
2023	$43.74	29,433	$1,287,437	0.00%	0.00%	27.06%
2022	34.43	33,643	1,158,183	0.00%	0.00%	(20.61)%
2021	43.37	35,010	1,518,262	0.00%	0.00%	27.76%
2020	33.94	36,346	1,233,674	0.00%	0.00%	13.94%
2019	29.79	39,650	1,181,234	0.00%	0.00%	32.13%
Large-Cap Growth Class I
2023	$41.30	27,903	$1,152,452	0.00%	0.00%	45.12%
2022	28.46	31,381	893,170	0.00%	0.00%	(37.90)%
2021	45.83	29,886	1,369,716	0.00%	0.00%	20.27%
2020	38.11	32,636	1,243,660	0.00%	0.00%	38.35%
2019	27.54	35,412	975,425	0.00%	0.00%	32.34%
Large-Cap Value Class I
2023	$46.10	29,836	$1,375,499	0.00%	0.00%	14.91%
2022	40.12	33,168	1,330,718	0.00%	0.00%	(6.63)%
2021	42.97	35,624	1,530,730	0.00%	0.00%	26.12%
2020	34.07	36,650	1,248,686	0.00%	0.00%	5.87%
2019	32.18	35,051	1,127,987	0.00%	0.00%	28.46%
Mid-Cap Equity Class I
2023	$71.96	15,313	$1,101,951	0.00%	0.00%	15.35%
2022	62.39	16,716	1,042,881	0.00%	0.00%	(17.26)%
2021	75.40	17,758	1,338,923	0.00%	0.00%	16.40%
2020	64.78	19,809	1,283,144	0.00%	0.00%	27.51%
2019	50.80	19,773	1,004,442	0.00%	0.00%	20.84%
Mid-Cap Growth Class I
2023	$48.47	16,908	$819,453	0.00%	0.00%	19.62%
2022	40.52	18,071	732,190	0.00%	0.00%	(30.72)%
2021	58.49	18,036	1,054,905	0.00%	0.00%	16.67%
2020	50.13	18,863	945,606	0.00%	0.00%	50.14%
2019	33.39	20,520	685,170	0.00%	0.00%	38.45%
Mid-Cap Value Class I
2023	$57.78	766	$44,278	0.00%	0.00%	16.39%
2022	49.65	752	37,344	0.00%	0.00%	(7.26)%
2021	53.54	721	38,620	0.00%	0.00%	27.03%
2020	42.14	705	29,702	0.00%	0.00%	5.52%
2019	39.94	1,420	56,723	0.00%	0.00%	29.94%
Small-Cap Equity Class I
2023	$47.13	4,340	$204,531	0.00%	0.00%	12.97%
2022	41.72	4,319	180,166	0.00%	0.00%	(12.92)%
2021	47.91	4,360	208,882	0.00%	0.00%	26.46%
2020	37.88	4,897	185,521	0.00%	0.00%	5.42%
2019	35.94	5,558	199,728	0.00%	0.00%	23.96%
Small-Cap Growth Class I
2023	$30.36	3,296	$100,085	0.00%	0.00%	14.20%
2022	26.59	3,716	98,801	0.00%	0.00%	(29.92)%
2021	37.94	3,923	148,840	0.00%	0.00%	1.69%
2020	37.31	4,766	177,821	0.00%	0.00%	55.58%
2019	23.98	6,400	153,481	0.00%	0.00%	31.90%

See Notes to Financial Statements	SA-29	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)

Small-Cap Index Class I
2023	$50.58	19,601	$991,462	0.00%	0.00%	16.20%
2022	43.53	19,557	851,313	0.00%	0.00%	(20.86)%
2021	55.01	20,490	1,127,101	0.00%	0.00%	14.24%
2020	48.15	23,020	1,108,451	0.00%	0.00%	19.16%
2019	40.41	22,227	898,203	0.00%	0.00%	24.80%
Small-Cap Value Class I
2023	$69.96	9,334	$653,016	0.00%	0.00%	7.53%
2022	65.07	9,580	623,354	0.00%	0.00%	(16.81)%
2021	78.21	9,687	757,694	0.00%	0.00%	35.61%
2020	57.68	10,425	601,312	0.00%	0.00%	3.44%
2019	55.76	12,768	711,980	0.00%	0.00%	22.58%
Value Class I
2023	$32.82	9,711	$318,706	0.00%	0.00%	3.77%
2022	31.63	11,368	359,527	0.00%	0.00%	(0.53)%
2021	31.80	12,002	381,619	0.00%	0.00%	21.64%
2020	26.14	12,496	326,629	0.00%	0.00%	(6.94)%
2019	28.09	12,567	352,971	0.00%	0.00%	24.72%
Value Advantage Class I
2023	$25.67	13,648	$350,342	0.00%	0.00%	9.60%
2022	23.42	14,001	327,910	0.00%	0.00%	(4.07)%
2021	24.41	13,717	334,879	0.00%	0.00%	28.52%
2020	18.99	13,697	260,168	0.00%	0.00%	(2.78)%
2019	19.54	13,765	268,930	0.00%	0.00%	26.96%
Emerging Markets Class I
2023	$58.03	13,971	$810,691	0.00%	0.00%	8.95%
2022	53.26	14,057	748,687	0.00%	0.00%	(25.27)%
2021	71.27	13,289	947,133	0.00%	0.00%	(8.28)%
2020	77.71	12,890	1,001,662	0.00%	0.00%	17.33%
2019	66.23	13,385	886,563	0.00%	0.00%	25.60%
International Large-Cap Class I
2023	$32.46	41,159	$1,335,957	0.00%	0.00%	18.65%
2022	27.36	42,162	1,153,406	0.00%	0.00%	(15.19)%
2021	32.26	42,311	1,364,858	0.00%	0.00%	14.78%
2020	28.10	47,133	1,324,642	0.00%	0.00%	10.74%
2019	25.38	46,681	1,184,713	0.00%	0.00%	28.03%
International Small-Cap Class I
2023	$19.23	7,988	$153,633	0.00%	0.00%	17.23%
2022	16.41	6,442	105,688	0.00%	0.00%	(17.09)%
2021	19.79	6,309	124,849	0.00%	0.00%	13.87%
2020	17.38	6,487	112,723	0.00%	0.00%	8.42%
2019	16.03	7,415	118,844	0.00%	0.00%	20.07%
International Value Class I
2023	$17.40	39,067	$679,586	0.00%	0.00%	20.20%
2022	14.47	45,572	659,486	0.00%	0.00%	(1.26)%
2021	14.66	48,852	716,013	0.00%	0.00%	20.36%
2020	12.18	49,557	603,473	0.00%	0.00%	(7.17)%
2019	13.12	47,840	627,550	0.00%	0.00%	16.60%
Health Sciences Class I
2023	$107.50	13,428	$1,443,478	0.00%	0.00%	3.42%
2022	103.94	14,225	1,478,567	0.00%	0.00%	(5.80)%
2021	110.35	14,617	1,612,991	0.00%	0.00%	12.38%
2020	98.19	15,186	1,491,098	0.00%	0.00%	18.79%
2019	82.66	15,549	1,285,294	0.00%	0.00%	25.77%
Real Estate Class I
2023	$75.87	12,040	$913,519	0.00%	0.00%	13.01%
2022	67.14	12,311	826,519	0.00%	0.00%	(25.64)%
2021	90.29	12,417	1,121,100	0.00%	0.00%	40.32%
2020	64.34	12,520	805,544	0.00%	0.00%	(3.28)%
2019	66.52	12,682	843,624	0.00%	0.00%	31.28%

See Notes to Financial Statements	SA-30	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)

Technology Class I
2023	$33.30	15,654	$521,233	0.00%	0.00%	53.68%
2022	21.67	18,107	392,318	0.00%	0.00%	(36.06)%
2021	33.89	18,169	615,692	0.00%	0.00%	13.86%
2020	29.76	18,988	565,117	0.00%	0.00%	47.24%
2019	20.21	17,915	362,127	0.00%	0.00%	36.32%
PSF Avantis Balanced Allocation Class D
2023 (4)
01/01/2022-09/16/2022(4)	$14.22	-	$-	0.00%	0.00%	(15.71)%
2021	16.87	1	10	0.00%	0.00%	12.50%
2020	15.00	1	12	0.00%	0.00%	12.11%
2019	13.38	1	14	0.00%	0.00%	19.75%
Pacific Dynamix - Conservative Growth Class I
2023	$24.12	487	$11,743	0.00%	0.00%	11.68%
2022	21.60	428	9,251	0.00%	0.00%	(14.38)%
2021	25.23	368	9,274	0.00%	0.00%	6.44%
2020	23.70	266	6,311	0.00%	0.00%	12.21%
2019	21.12	233	4,917	0.00%	0.00%	15.47%
Pacific Dynamix - Moderate Growth Class I
2023	$30.50	13,479	$411,122	0.00%	0.00%	15.04%
2022	26.51	14,172	375,745	0.00%	0.00%	(15.69)%
2021	31.45	14,818	465,990	0.00%	0.00%	10.62%
2020	28.43	27,924	793,861	0.00%	0.00%	14.58%
2019	24.81	29,123	722,614	0.00%	0.00%	18.94%
Pacific Dynamix - Growth Class I
2023	$37.44	20,304	$760,239	0.00%	0.00%	16.98%
2022	32.01	23,522	752,879	0.00%	0.00%	(16.69)%
2021	38.42	26,948	1,035,282	0.00%	0.00%	14.33%
2020	33.60	29,231	982,185	0.00%	0.00%	15.79%
2019	29.02	26,148	758,794	0.00%	0.00%	22.94%
Portfolio Optimization Conservative Class I (5)
01/01/2023 - 08/23/2023	$14.22	-	$-	0.00%	0.00%	3.94%
2022	13.68	420	5,741	0.00%	0.00%	(13.67)%
2021	15.85	396	6,272	0.00%	0.00%	2.20%
2020	15.50	367	5,687	0.00%	0.00%	7.88%
2019	14.37	333	4,788	0.00%	0.00%	12.20%
Portfolio Optimization Moderate-Conservative Class I
2023	$17.33	1,820	$31,538	0.00%	0.00%	11.06%
2022	15.60	3,606	56,251	0.00%	0.00%	(14.90)%
2021	18.33	3,827	70,167	0.00%	0.00%	6.28%
2020	17.25	3,797	65,508	0.00%	0.00%	9.97%
2019	15.69	3,471	54,448	0.00%	0.00%	15.28%
Portfolio Optimization Moderate Class I
2023	$19.80	98,717	$1,955,081	0.00%	0.00%	13.88%
2022	17.39	99,457	1,729,731	0.00%	0.00%	(15.72)%
2021	20.63	100,676	2,077,411	0.00%	0.00%	9.18%
2020	18.90	100,232	1,894,336	0.00%	0.00%	11.83%
2019	16.90	100,574	1,699,760	0.00%	0.00%	18.46%
Portfolio Optimization Growth Class I
2023	$22.00	159,771	$3,514,648	0.00%	0.00%	14.45%
2022	19.22	163,817	3,148,752	0.00%	0.00%	(16.88)%
2021	23.12	165,533	3,827,734	0.00%	0.00%	13.12%
2020	20.44	166,943	3,412,703	0.00%	0.00%	12.72%
2019	18.13	173,080	3,138,790	0.00%	0.00%	21.65%
Portfolio Optimization Aggressive-Growth Class I
2023	$23.29	72,985	$1,699,519	0.00%	0.00%	15.96%
2022	20.08	74,200	1,489,992	0.00%	0.00%	(17.51)%
2021	24.34	71,411	1,738,272	0.00%	0.00%	15.68%
2020	21.04	70,145	1,475,965	0.00%	0.00%	12.46%
2019	18.71	64,807	1,212,604	0.00%	0.00%	23.76%

See Notes to Financial Statements	SA-31	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)

Invesco V.I. EQV International Equity Series II
2023	$18.53	21,907	$405,959	0.00%	0.00%	17.87%
2022	15.72	21,751	341,963	1.45%	0.00%	(18.50)%
2021	19.29	21,686	418,367	1.07%	0.00%	5.61%
2020	18.27	21,976	401,456	2.04%	0.00%	13.74%
2019	16.06	22,920	368,116	1.30%	0.00%	28.24%
Invesco V.I. Global Series II
2023	$25.37	4,702	$119,274	0.00%	0.00%	34.45%
2022	18.87	5,123	96,671	0.00%	0.00%	(31.94)%
2021	27.72	5,185	143,729	0.00%	0.00%	15.17%
2020	24.07	6,468	155,687	0.45%	0.00%	27.34%
2019	18.90	6,696	126,572	0.64%	0.00%	31.45%
Invesco V.I. Main Street Small Cap Fund Series I
2023	$16.46	311	$5,123	1.22%	0.00%	18.13%
2022	13.94	280	3,903	1.29%	0.00%	(15.83)%
08/24/2021 - 12/31/2021	16.56	13	207	1.08%	0.00%	4.78%
American Century VP Mid Cap Value Class II
2023	$31.53	4,636	$146,171	2.18%	0.00%	6.03%
2022	29.74	4,406	131,043	2.16%	0.00%	(1.38)%
2021	30.16	3,506	105,738	1.09%	0.00%	23.02%
2020	24.51	3,228	79,129	1.73%	0.00%	1.11%
2019	24.25	2,558	62,019	1.91%	0.00%	28.99%
American Funds IS Asset Allocation Class 4
2023	$41.12	1,297	$53,329	2.04%	0.00%	14.02%
2022	36.06	1,330	47,950	1.35%	0.00%	(13.66)%
2021	41.77	4,313	180,151	1.43%	0.00%	14.84%
2020	36.37	3,851	140,072	1.32%	0.00%	12.16%
2019	32.43	6,139	199,091	1.67%	0.00%	20.93%
American Funds IS Growth Class 4
2023	$71.86	15,766	$1,132,880	0.18%	0.00%	38.14%
2022	52.02	16,019	833,274	0.10%	0.00%	(30.11)%
2021	74.43	16,434	1,223,223	0.06%	0.00%	21.68%
2020	61.17	16,726	1,023,120	0.20%	0.00%	51.71%
2019	40.32	19,252	776,242	0.55%	0.00%	30.44%
American Funds IS Growth-Income Class 4
2023	$49.11	8,795	$431,904	1.20%	0.00%	25.82%
2022	39.03	8,962	349,777	1.06%	0.00%	(16.71)%
2021	46.86	9,497	444,965	0.96%	0.00%	23.80%
2020	37.85	9,684	366,504	1.14%	0.00%	13.25%
2019	33.42	11,823	395,130	1.50%	0.00%	25.85%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2023	$16.60	1,617	$26,838	See Note (6)	0.00%	15.62%
2022	14.36	21	300	1.99%	0.00%	(14.82)%
2021	16.86	22	379	See Note (6)	0.00%	11.99%
2020	15.05	25	381	0.00%	0.00%	14.67%
12/27/2019 - 12/31/2019	13.13	29	379	See Note (6)	0.00%	(0.27)%
BlackRock Basic Value V.I. Class III
2023	$33.40	957	$31,957	1.63%	0.00%	16.24%
2022	28.73	835	23,979	1.20%	0.00%	(5.12)%
2021	30.28	818	24,778	1.12%	0.00%	21.34%
2020	24.96	789	19,694	2.16%	0.00%	3.13%
2019	24.20	691	16,721	0.71%	0.00%	23.53%
BlackRock Global Allocation V.I. Class III
2023	$28.18	15,875	$447,325	2.62%	0.00%	12.49%
2022	25.05	15,103	378,322	0.00%	0.00%	(16.07)%
2021	29.85	14,679	438,135	0.74%	0.00%	6.42%
2020	28.05	27,620	774,667	1.28%	0.00%	20.71%
2019	23.24	30,168	700,972	1.29%	0.00%	17.76%
BNY Mellon VIF Appreciation Service Shares
2023	$30.86	102	$3,154	0.51%	0.00%	20.67%
2022	25.57	82	2,099	0.50%	0.00%	(18.25)%
2021	31.28	56	1,759	0.21%	0.00%	26.77%
11/09/2020 - 12/31/2020	24.68	41	1,017	0.41%	0.00%	5.20%

See Notes to Financial Statements	SA-32	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)

Fidelity VIP Contrafund Service Class 2
2023	$56.08	27,480	$1,541,162	0.27%	0.00%	33.12%
2022	42.13	28,004	1,179,840	0.27%	0.00%	(26.49)%
2021	57.31	28,850	1,653,429	0.03%	0.00%	27.51%
2020	44.95	29,090	1,307,487	0.08%	0.00%	30.23%
2019	34.51	29,889	1,031,520	0.21%	0.00%	31.27%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2023	$20.82	186	$3,864	3.43%	0.00%	10.64%
2022	18.82	188	3,547	1.91%	0.00%	(14.79)%
2021	22.08	191	4,217	0.86%	0.00%	7.39%
2020	20.56	193	3,975	1.04%	0.00%	13.56%
2019	18.11	197	3,568	1.86%	0.00%	17.97%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2023	$21.36	1,556	$33,235	2.85%	0.00%	12.22%
2022	19.03	2,230	42,435	1.82%	0.00%	(15.97)%
2021	22.65	2,990	67,727	0.76%	0.00%	9.26%
2020	20.73	3,874	80,312	1.00%	0.00%	14.72%
2019	18.07	4,395	79,419	1.77%	0.00%	19.88%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2023	$23.04	468	$10,774	2.64%	0.00%	13.32%
2022	20.33	424	8,623	1.83%	0.00%	(16.64)%
2021	24.39	375	9,148	0.86%	0.00%	10.55%
2020	22.06	332	7,332	0.99%	0.00%	15.68%
2019	19.07	328	6,252	1.87%	0.00%	21.51%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2023	$23.60	339	$7,989	2.42%	0.00%	14.46%
2022	20.62	218	4,498	1.80%	0.00%	(17.09)%
2021	24.87	105	2,622	0.88%	0.00%	12.07%
2020	22.19	636	14,122	1.04%	0.00%	16.64%
2019	19.02	602	11,451	1.99%	0.00%	24.11%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2023	$26.51	116	$3,084	1.71%	0.00%	16.53%
2022	22.75	93	2,111	1.46%	0.00%	(17.89)%
2021	27.70	64	1,770	0.01%	0.00%	15.18%
2020	24.05	51	1,225	0.00%	0.00%	17.96%
2019	20.39	130	2,660	1.72%	0.00%	27.13%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2023	$28.12	865	$24,314	1.15%	0.00%	19.18%
2022	23.59	1,117	26,356	1.44%	0.00%	(18.45)%
2021	28.93	995	28,794	0.64%	0.00%	17.53%
2020	24.62	1,602	39,437	0.95%	0.00%	18.97%
2019	20.69	1,209	25,021	1.57%	0.00%	28.25%
Fidelity VIP Government Money Market Service Class
2023	$11.10	51,730	$574,398	4.69%	0.00%	4.80%
2022	10.60	50,804	538,277	1.32%	0.00%	1.36%
2021	10.45	51,864	542,121	0.01%	0.00%	0.01%
2020	10.45	46,741	488,519	0.32%	0.00%	0.28%
2019	10.42	77,853	811,410	1.90%	0.00%	1.92%
Fidelity VIP Growth Service Class 2
2023	$66.94	4,099	$274,399	0.00%	0.00%	35.89%
2022	49.26	3,273	161,234	0.35%	0.00%	(24.64)%
2021	65.37	2,393	156,452	0.00%	0.00%	22.90%
2020	53.19	2,200	117,040	0.02%	0.00%	43.55%
2019	37.05	980	36,297	0.05%	0.00%	33.98%
Fidelity VIP Mid Cap Service Class 2
2023	$41.39	18,898	$782,122	0.39%	0.00%	14.80%
2022	36.05	19,008	685,248	0.27%	0.00%	(14.97)%
2021	42.40	19,916	844,327	0.40%	0.00%	25.31%
2020	33.83	16,564	560,410	0.41%	0.00%	17.87%
2019	28.70	16,503	473,712	0.66%	0.00%	23.17%

See Notes to Financial Statements	SA-33	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)

Fidelity VIP Value Strategies Service Class 2
2023	$40.98	1,519	$62,238	1.13%	0.00%	20.61%
2022	33.98	1,121	38,077	0.98%	0.00%	(7.35)%
2021	36.68	276	10,108	1.26%	0.00%	33.34%
2020	27.51	451	12,392	0.83%	0.00%	8.02%
2019	25.46	1,173	29,871	1.50%	0.00%	34.10%
Templeton Foreign VIP Class 2
2023	$15.33	17,100	$262,160	3.19%	0.00%	20.76%
2022	12.70	17,162	217,887	3.06%	0.00%	(7.61)%
2021	13.74	17,234	236,811	1.85%	0.00%	4.16%
2020	13.19	16,538	218,182	3.38%	0.00%	(1.16)%
2019	13.35	16,621	221,839	1.71%	0.00%	12.53%
Templeton Global Bond VIP Class 2
2023	$11.39	2,492	$28,385	0.00%	0.00%	2.88%
2022	11.07	2,295	25,399	0.00%	0.00%	(4.95)%
2021	11.65	2,104	24,506	0.00%	0.00%	(4.99)%
2020	12.26	12,785	156,720	8.39%	0.00%	(5.28)%
2019	12.94	10,511	136,024	7.15%	0.00%	2.01%
Janus Henderson Enterprise Service Shares
2023	$52.34	2,996	$156,816	0.10%	0.00%	17.78%
2022	44.44	2,963	131,667	0.08%	0.00%	(16.15)%
2021	53.00	3,279	173,785	0.24%	0.00%	16.54%
2020	45.48	3,603	163,842	0.00%	0.00%	19.18%
2019	38.16	3,238	123,569	0.05%	0.00%	35.16%
Janus Henderson Overseas Service Shares
2023	$15.61	13,525	$211,154	1.49%	0.00%	10.58%
2022	14.12	11,742	165,772	1.71%	0.00%	(8.84)%
2021	15.49	11,453	177,366	1.04%	0.00%	13.29%
2020	13.67	11,257	153,877	1.23%	0.00%	16.02%
2019	11.78	11,432	134,695	1.84%	0.00%	26.71%
Lazard Retirement Global Dynamic Multi-Asset Service Shares
2023	$14.35	11	$160	0.00%	0.00%	10.81%
2022	12.95	9	121	0.09%	0.00%	(17.38)%
2021	15.67	8	120	2.95%	0.00%	11.94%
2020	14.00	6	82	0.66%	0.00%	0.81%
2019	13.89	5	69	0.00%	0.00%	17.79%
ClearBridge Variable Aggressive Growth - Class II
2023	$31.99	7,787	$249,126	0.07%	0.00%	24.13%
2022	25.77	7,871	202,841	0.00%	0.00%	(26.59)%
2021	35.10	7,954	279,222	0.17%	0.00%	10.04%
2020	31.90	8,469	270,162	0.60%	0.00%	17.73%
2019	27.10	8,578	232,440	0.76%	0.00%	24.75%
ClearBridge Variable Mid Cap - Class II
2023	$31.31	829	$25,972	0.02%	0.00%	12.62%
2022	27.81	715	19,881	0.10%	0.00%	(25.50)%
2021	37.32	635	23,717	0.03%	0.00%	28.39%
2020	29.07	610	17,737	0.04%	0.00%	15.10%
2019	25.26	505	12,742	0.39%	0.00%	32.65%
Western Asset Variable Global High Yield Bond - Class II
2023 (7)
2022 (7)
2021 (7)
01/01/2020-05/28/2020(7)	$11.93	-	$-	0.00%	0.00%	(4.04)%
2019	12.43	446	5,538	5.25%	0.00%	14.01%
Lord Abbett Bond Debenture Class VC
2023	$13.66	416	$5,686	4.33%	0.00%	6.55%
2022	12.82	812	10,406	3.52%	0.00%	(12.80)%
2021	14.71	1,193	17,538	1.26%	0.00%	3.28%
2020	14.24	3,673	52,294	3.44%	0.00%	7.30%
2019	13.27	4,599	61,029	3.96%	0.00%	13.35%

See Notes to Financial Statements	SA-34	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)

Lord Abbett Developing Growth Class VC
2023	$30.13	7,944	$239,327	0.00%	0.00%	8.17%
2022	27.85	8,374	233,225	0.00%	0.00%	(35.98)%
2021	43.51	8,792	382,527	0.00%	0.00%	(2.75)%
2020	44.74	8,618	385,523	0.00%	0.00%	72.60%
2019	25.92	7,285	188,812	0.00%	0.00%	31.77%
Lord Abbett Fundamental Equity Class VC
2023	$30.07	345	$10,362	0.61%	0.00%	14.63%
2022	26.23	348	9,125	1.11%	0.00%	(11.98)%
2021	29.80	341	10,166	0.85%	0.00%	27.31%
2020	23.41	418	9,784	1.12%	0.00%	1.77%
2019	23.00	642	14,771	1.35%	0.00%	21.51%
Lord Abbett Total Return Class VC
2023	$11.67	7,258	$84,665	4.39%	0.00%	6.34%
2022	10.97	6,473	71,013	3.28%	0.00%	(14.05)%
2021	12.76	6,133	78,282	1.32%	0.00%	(0.24)%
2020	12.79	13,454	172,142	2.53%	0.00%	7.43%
2019	11.91	9,622	114,601	2.58%	0.00%	8.41%
M Capital Appreciation
2023	$65.79	1,695	$111,528	0.46%	0.00%	23.56%
2022	53.25	1,683	89,613	0.00%	0.00%	(18.14)%
2021	65.05	1,631	106,117	0.00%	0.00%	17.74%
2020	55.25	1,715	94,764	0.00%	0.00%	17.73%
2019	46.93	1,875	87,982	0.34%	0.00%	28.85%
M International Equity
2023	$14.69	14,044	$206,244	3.07%	0.00%	16.00%
2022	12.66	14,838	187,836	2.80%	0.00%	(14.16)%
01/13/2021 - 12/31/2021	14.75	14,191	209,273	3.75%	0.00%	7.50%
M Large Cap Growth
2023	$76.67	170	$13,042	0.00%	0.00%	32.04%
2022	58.07	168	9,781	0.00%	0.00%	(25.41)%
2021	77.85	174	13,560	0.00%	0.00%	21.49%
2020	64.08	582	37,290	0.00%	0.00%	28.89%
2019	49.71	641	31,848	0.00%	0.00%	36.09%
M Large Cap Value
2023	$39.09	95	$3,721	2.23%	0.00%	7.60%
2022	36.32	101	3,659	2.04%	0.00%	(1.45)%
2021	36.86	106	3,915	1.56%	0.00%	30.01%
2020	28.35	177	5,006	1.69%	0.00%	(3.16)%
2019	29.28	282	8,249	1.77%	0.00%	21.52%
MFS New Discovery Series - Service Class
2023	$39.84	3,575	$142,454	0.00%	0.00%	14.25%
2022	34.87	3,565	124,321	0.00%	0.00%	(29.99)%
2021	49.82	3,333	166,018	0.00%	0.00%	1.57%
2020	49.05	2,996	146,916	0.00%	0.00%	45.58%
2019	33.69	2,916	98,232	0.00%	0.00%	41.27%
MFS Utilities Series - Service Class
2023	$27.44	4,049	$111,115	3.41%	0.00%	(2.33)%
2022	28.10	4,386	123,227	2.39%	0.00%	0.48%
2021	27.96	3,999	111,814	1.52%	0.00%	13.82%
2020	24.57	5,211	128,017	2.31%	0.00%	5.62%
2019	23.26	7,769	180,685	3.80%	0.00%	24.80%
MFS Value Series - Service Class
2023	$19.67	4,683	$92,104	1.43%	0.00%	7.63%
2022	18.27	4,326	79,049	1.25%	0.00%	(6.14)%
2021	19.47	1,673	32,565	1.24%	0.00%	25.16%
2020	15.56	1,344	20,901	0.75%	0.00%	3.22%
2019	15.07	2,614	39,391	1.94%	0.00%	29.51%
Neuberger Berman Sustainable Equity Class I
2023	$31.29	545	$17,044	0.34%	0.00%	26.90%
2022	24.66	356	8,781	0.42%	0.00%	(18.45)%
2021	30.24	213	6,428	0.36%	0.00%	23.48%
12/28/2020 - 12/31/2020	24.49	7	171	0.00%	0.00%	0.79%

See Notes to Financial Statements	SA-35	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)

PIMCO Global Managed Asset Allocation - Advisor Class
2023	$15.13	385	$5,825	0.33%	0.00%	12.85%
2022	13.41	7,342	98,435	1.92%	0.00%	(18.40)%
2021	16.43	7,405	121,656	2.32%	0.00%	12.60%
2020	14.59	7,633	111,361	7.83%	0.00%	16.71%
2019	12.50	7,775	97,197	2.08%	0.00%	16.96%
PIMCO Income - Administrative Class
2023	$11.91	414	$4,930	5.46%	0.00%	8.27%
2022	11.00	87	955	3.45%	0.00%	(7.69)%
2021	11.92	315	3,753	2.89%	0.00%	2.00%
2020	11.68	252	2,939	4.60%	0.00%	6.52%
07/25/2019 - 12/31/2019	10.97	222	2,433	3.47%	0.00%	1.90%
Royce Micro-Cap Service Class
2023	$22.04	1,495	$32,953	0.00%	0.00%	18.56%
2022	18.59	1,685	31,331	0.00%	0.00%	(22.65)%
2021	24.03	1,525	36,659	0.00%	0.00%	29.52%
2020	18.56	1,017	18,867	0.00%	0.00%	23.55%
2019	15.02	1,251	18,783	0.00%	0.00%	19.24%
State Street Total Return V.I.S. Class 3
2023	$20.83	328	$6,839	2.03%	0.00%	15.21%
2022	18.08	274	4,948	0.42%	0.00%	(16.72)%
2021	21.71	235	5,113	1.91%	0.00%	13.20%
2020	19.18	198	3,803	1.15%	0.00%	6.14%
2019	18.07	612	11,059	2.15%	0.00%	15.57%
T. Rowe Price Blue Chip Growth - II
2023	$60.30	20,277	$1,222,658	0.00%	0.00%	48.96%
2022	40.48	20,594	833,669	0.00%	0.00%	(38.66)%
2021	66.00	20,173	1,331,360	0.00%	0.00%	17.33%
2020	56.25	20,683	1,163,395	0.00%	0.00%	33.92%
2019	42.00	17,174	721,369	0.00%	0.00%	29.58%
T. Rowe Price Equity Income - II
2023	$34.59	14,355	$496,475	1.90%	0.00%	9.31%
2022	31.64	14,447	457,096	1.70%	0.00%	(3.59)%
2021	32.82	13,712	449,966	1.39%	0.00%	25.22%
2020	26.21	13,340	349,597	2.10%	0.00%	0.96%
2019	25.96	13,682	355,163	2.02%	0.00%	26.04%
VanEck VIP Global Resources Initial Class
2023	$20.72	21,342	$442,251	2.88%	0.00%	(3.58)%
2022	21.49	21,587	463,955	1.64%	0.00%	8.39%
2021	19.83	22,416	444,476	0.43%	0.00%	18.92%
2020	16.67	23,711	395,358	0.96%	0.00%	19.11%
2019	14.00	23,011	322,120	0.00%	0.00%	11.87%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees or expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	There has been no activity in the PSF Avantis Balanced Allocation Class D Variable Account since September 16, 2022.
(5)	All units were fully redeemed or transferred prior to December 31, 2023. The AUV is as of the period ended as indicated.
(6)	The annualized investment income ratios for the BlackRock 60/40 Target Allocation ETF V.I. Class I Variable Account were 348.20% in 2019, 35.86% in 2021, and 73.84% in 2023. The high investment income ratios were due to large purchases received shortly before the annual investment income distribution.
(7)	There has been no activity in the Western Asset Variable Global High Yield Bond - Class II Variable Account since May 28, 2020.

See Notes to Financial Statements	SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a "Variable Account" and collectively, the "Variable Accounts") which invest in shares of corresponding portfolios (each, a "Portfolio" and collectively, the "Portfolios") of registered investment management companies (each, a "Fund" and collectively, the "Funds"). As of December 31, 2023, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations as of December 31, 2023 are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The units in the Portfolio Optimization Conservative Class I Variable Account were fully redeemed or transferred prior to December 31, 2023.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of PL&A.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of PL&A, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Section 817(h) of the Internal Revenue Code (“the Code”) requires that the investments of the Separate Account must be adequately diversified in accordance with Treasury regulations in order to qualify as a life insurance policy under Section 72 of the Code. The Separate Account complies with the diversification requirements. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2023.

SA-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks ("M&E") and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated, resulting in PL&A paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company ("Pacific Life"). The assets of certain Variable Accounts invest in Class D, Class I or Class P shares of the corresponding Portfolios of the Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF Administration and Support Services Agreement for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year or period ended December 31, 2023, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class D or class P shares of PSF during the year ended December 31, 2023.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2023, the Variable Accounts' holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

SA-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2023 and 2022 were as follows:

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	631	(45)	586	9	(6)	3
Diversified Bond Class I	1,762	(682)	1,080	958	(1,065)	(107)
Floating Rate Income Class I	481	(398)	83	771	(351)	420
High Yield Bond Class I	800	(850)	(50)	646	(1,012)	(366)
Inflation Managed Class I	2,832	(3,197)	(365)	1,700	(2,604)	(904)
Managed Bond Class I	3,146	(9,599)	(6,453)	3,397	(3,346)	51
Short Duration Bond Class I	2,047	(1,477)	570	2,976	(1,771)	1,205
Emerging Markets Debt Class I	125	(214)	(89)	329	(243)	86
Dividend Growth Class I	680	(663)	17	1,417	(1,118)	299
Equity Index Class I	6,409	(5,636)	773	2,815	(5,430)	(2,615)
Focused Growth Class I	111	(248)	(137)	148	(586)	(438)
Growth Class I	802	(2,185)	(1,383)	942	(1,281)	(339)
Large-Cap Core Class I	1,020	(5,230)	(4,210)	1,075	(2,442)	(1,367)
Large-Cap Growth Class I	1,813	(5,291)	(3,478)	4,162	(2,667)	1,495
Large-Cap Value Class I	942	(4,274)	(3,332)	879	(3,335)	(2,456)
Mid-Cap Equity Class I	1,383	(2,786)	(1,403)	634	(1,676)	(1,042)
Mid-Cap Growth Class I	974	(2,137)	(1,163)	1,499	(1,464)	35
Mid-Cap Value Class I	83	(69)	14	92	(61)	31
Small-Cap Equity Class I	261	(240)	21	203	(244)	(41)
Small-Cap Growth Class I	15	(435)	(420)	60	(267)	(207)
Small-Cap Index Class I	2,092	(2,048)	44	1,003	(1,936)	(933)
Small-Cap Value Class I	520	(766)	(246)	559	(666)	(107)
Value Class I	512	(2,169)	(1,657)	488	(1,122)	(634)
Value Advantage Class I	83	(436)	(353)	1,936	(1,652)	284
Emerging Markets Class I	1,165	(1,251)	(86)	1,508	(740)	768
International Large-Cap Class I	2,500	(3,503)	(1,003)	2,842	(2,991)	(149)
International Small-Cap Class I	1,879	(333)	1,546	429	(296)	133
International Value Class I	3,264	(9,769)	(6,505)	3,358	(6,638)	(3,280)
Health Sciences Class I	824	(1,621)	(797)	696	(1,088)	(392)
Real Estate Class I	1,036	(1,307)	(271)	921	(1,027)	(106)
Technology Class I	2,863	(5,316)	(2,453)	3,331	(3,393)	(62)
PSF Avantis Balanced Allocation Class D				-	(1)	(1)
Pacific Dynamix - Moderate Growth Class I	51	(744)	(693)	66	(712)	(646)
Pacific Dynamix - Growth Class I	104	(3,322)	(3,218)	633	(4,059)	(3,426)
Portfolio Optimization Conservative Class I	20	(440)	(420)	35	(11)	24
Portfolio Optimization Moderate-Conservative Class I	393	(2,179)	(1,786)	415	(636)	(221)
Portfolio Optimization Moderate Class I	5,259	(5,999)	(740)	5,965	(7,184)	(1,219)
Portfolio Optimization Growth Class I	3,836	(7,882)	(4,046)	5,647	(7,363)	(1,716)
Portfolio Optimization Aggressive-Growth Class I	2,188	(3,403)	(1,215)	6,173	(3,384)	2,789
Invesco V.I. EQV International Equity Series II	438	(282)	156	347	(282)	65
Invesco V.I. Global Series II	143	(564)	(421)	154	(216)	(62)
Invesco V.I. Main Street Small Cap Fund Series I	71	(40)	31	290	(23)	267
American Century VP Mid Cap Value Class II	471	(241)	230	1,096	(196)	900
American Funds IS Asset Allocation Class 4	48	(81)	(33)	71	(3,054)	(2,983)
American Funds IS Growth Class 4	757	(1,010)	(253)	839	(1,254)	(415)
American Funds IS Growth-Income Class 4	473	(640)	(167)	435	(970)	(535)
BlackRock 60/40 Target Allocation ETF V.I. Class I	1,609	(13)	1,596	-	(1)	(1)
BlackRock Basic Value V.I. Class III	240	(118)	122	179	(162)	17
BlackRock Global Allocation V.I. Class III	1,376	(604)	772	1,773	(1,349)	424
BNY Mellon VIF Appreciation Service Shares	25	(5)	20	30	(4)	26
Fidelity VIP Contrafund Service Class 2	616	(1,140)	(524)	579	(1,425)	(846)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	5	(7)	(2)	4	(7)	(3)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	7	(681)	(674)	193	(953)	(760)

SA-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2023			2022
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	77	(33)	44	82	(33)	49
Fidelity VIP Freedom 2030 Portfolio Service Class 2	143	(22)	121	126	(13)	113
Fidelity VIP Freedom 2035 Portfolio Service Class 2	28	(5)	23	34	(5)	29
Fidelity VIP Freedom 2045 Portfolio Service Class 2	13	(265)	(252)	197	(75)	122
Fidelity VIP Government Money Market Service Class	13,405	(12,479)	926	12,952	(14,012)	(1,060)
Fidelity VIP Growth Service Class 2	1,160	(334)	826	1,103	(223)	880
Fidelity VIP Mid Cap Service Class 2	850	(960)	(110)	843	(1,751)	(908)
Fidelity VIP Value Strategies Service Class 2	457	(59)	398	890	(45)	845
Templeton Foreign VIP Class 2	100	(162)	(62)	109	(181)	(72)
Templeton Global Bond VIP Class 2	416	(219)	197	408	(217)	191
Janus Henderson Enterprise Service Shares	214	(181)	33	21	(337)	(316)
Janus Henderson Overseas Service Shares	2,421	(638)	1,783	860	(571)	289
Lazard Retirement Global Dynamic Multi-Asset Service Shares	4	(2)	2	3	(2)	1
ClearBridge Variable Aggressive Growth - Class II	451	(535)	(84)	427	(510)	(83)
ClearBridge Variable Mid Cap - Class II	167	(53)	114	138	(58)	80
Lord Abbett Bond Debenture Class VC	184	(580)	(396)	123	(504)	(381)
Lord Abbett Developing Growth Class VC	-	(430)	(430)	-	(418)	(418)
Lord Abbett Fundamental Equity Class VC	16	(19)	(3)	27	(20)	7
Lord Abbett Total Return Class VC	1,235	(450)	785	1,323	(983)	340
M Capital Appreciation	114	(102)	12	94	(42)	52
M International Equity	497	(1,291)	(794)	858	(211)	647
M Large Cap Growth	13	(11)	2	4	(10)	(6)
M Large Cap Value	-	(6)	(6)	-	(5)	(5)
MFS New Discovery Series - Service Class	195	(185)	10	360	(128)	232
MFS Utilities Series - Service Class	346	(683)	(337)	964	(577)	387
MFS Value Series - Service Class	417	(60)	357	2,701	(48)	2,653
Neuberger Berman Sustainable Equity Class I	278	(89)	189	226	(83)	143
PIMCO Global Managed Asset Allocation - Advisor Class	67	(7,024)	(6,957)	90	(153)	(63)
PIMCO Income - Administrative Class	349	(22)	327	85	(313)	(228)
Royce Micro-Cap Service Class	24	(214)	(190)	244	(84)	160
State Street Total Return V.I.S. Class 3	134	(80)	54	103	(64)	39
T. Rowe Price Blue Chip Growth - II	925	(1,242)	(317)	1,469	(1,048)	421
T. Rowe Price Equity Income - II	522	(614)	(92)	1,386	(651)	735
VanEck VIP Global Resources Initial Class	1,800	(2,045)	(245)	2,735	(3,564)	(829)

SA-40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING

To the Board of Directors of

Pacific Life & Annuity Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2023, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2023, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 28, 2024

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life & Annuity Company since 2000.

SA-41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the years ended December 31, 2023, 2022, 2021, 2020, and the period from December 27, 2019 (commencement of operations) through December 31, 2019
Diversified Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Floating Rate Income Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
High Yield Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Inflation Managed Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Managed Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Short Duration Bond Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Emerging Markets Debt Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Dividend Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Equity Index Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Focused Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Large-Cap Core Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Large-Cap Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Large-Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Mid-Cap Equity Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Mid-Cap Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Mid-Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Equity Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Index Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Small-Cap Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Value Advantage Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Emerging Markets Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
International Large-Cap Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

SA-42

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
International Small-Cap Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
International Value Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Health Sciences Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Real Estate Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Technology Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
PSF Avantis Balanced Allocation Class D	Not Applicable	For the period January 1, 2022 through September 16, 2022	For the period from January 1, 2022 through September 16, 2022, and for the years ended December 31, 2021, 2020, 2019
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Pacific Dynamix - Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Conservative Class I	For the period from January 1, 2023 through August 23, 2023	For the period from January 1, 2023 through August 23, 2023, and for the year in the period ended December 31, 2022	For the period from January 1, 2023 through August 23, 2023, and for the years ended December 31, 2022, 2021, 2020, 2019
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Moderate Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. EQV International Equity Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. Global Series II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Invesco® V.I. Main Street Small Cap Fund Series I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from August 24, 2021 (commencement of operations) through December 31, 2021
American Century VP Mid Cap Value Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Growth Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
American Funds IS Growth-Income Class 4	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the years ended December 31, 2023, 2022, 2021, 2020 and the period from December 27, 2019 (commencement of operations) through December 31, 2019

SA-43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
BlackRock® Basic Value V.I. Class III	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
BNY Mellon VIF Appreciation Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the years ended December 31, 2023, 2022, 2021, and the period from November 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2015 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2020 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2025 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2030 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2035 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Freedom 2045 Portfolio℠ Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Growth Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Mid Cap Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Fidelity® VIP Value Strategies Service Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Templeton Foreign VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Templeton Global Bond VIP Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Janus Henderson Enterprise Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Janus Henderson Overseas Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
ClearBridge Variable Mid Cap - Class II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Western Asset Variable Global High Yield Bond - Class II	Not Applicable	Not Applicable	For the period January 1, 2020 through May 28, 2020, and the year ended December 31, 2019
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Lord Abbett Developing Growth Class VC	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Lord Abbett Fundamental Equity Class VC	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

SA-44

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Lord Abbett Total Return Class VC	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
M Capital Appreciation	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
M International Equity	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022 and the period from January 13, 2021 (commencement of operations) through December 31, 2021
M Large Cap Growth	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
M Large Cap Value	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
MFS® New Discovery Series - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
MFS® Utilities Series - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
MFS® Value Series - Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
Neuberger Berman Sustainable Equity Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, and the period from December 28, 2020 (commencement of operations) through December 31, 2020
PIMCO Global Managed Asset Allocation - Advisor Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
PIMCO Income - Administrative Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For the year ended December 31, 2023, 2022, 2021, 2020, and the period from July 25, 2019 (commencement of operations) through December 31, 2019
Royce Micro-Cap Service Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
T. Rowe Price Blue Chip Growth - II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
T. Rowe Price Equity Income - II	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023
VanEck VIP Global Resources Initial Class	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the five years in the period ended December 31, 2023

SA-45

PACIFIC LIFE & ANNUITY COMPANY

Financial Statements - Statutory Basis

as of December 31, 2023 and 2022 and

for the years ended December 31, 2023, 2022 and 2021,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2023,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2023

and Independent Auditor's Report

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626 USA
Tel: 714 436 7100
Fax: 714 436 7200
www.deloitte.com

INDEPENDENT AUDITOR'S REPORT

Pacific Life & Annuity Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life & Annuity Company (the "Company"), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2023 and 2022, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2023, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory- Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Arizona Department of Insurance and Financial Institutions. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2023 audit was conducted for the purpose of forming an opinion on the 2023 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2023 are presented for purposes of additional analysis and are not a required part of the 2023 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2023 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2023 statutory-basis financial statements as a whole.

March 29, 2024

Pacific Life & Annuity Company

S T A T E M E N T S O F A D M I T T E D A S S E T S,

L I A B I L I T I E S A N D C A P I T A L A N D S U R P L U S - S T A T U T O R Y B A S I S

	December 31,
(In Thousands, except share data)	2023	2022
ADMITTED ASSETS
Bonds	$6,397,667	$5,033,766
Common stocks	4,947	5,592
Mortgage loans	497,329	403,315
Cash and cash equivalents	230,983	333,373
Contract loans	19,060	9,483
Derivatives	9,434	11,844
Other invested assets	59,320	92,200
Investment income due and accrued	75,603	59,059
Net deferred tax asset	23,114	16,948
Other assets	8,284	12,408
Separate account assets	3,167,948	2,909,502
TOTAL ADMITTED ASSETS	$10,493,689	$8,887,490
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$5,711,798	$4,519,506
Liability for deposit-type contracts	1,036,013	936,383
Transfers to separate accounts due or accrued, net	(64,829)	(64,143)
Other liabilities	96,404	110,103
Asset valuation reserve	1,772	2,193
Separate account liabilities	3,167,948	2,909,502
TOTAL LIABILITIES	9,949,106	8,413,544
Capital and Surplus:
Common stock - $1 par value; 5 million shares authorized; 2.9 million shares issued and outstanding	2,900	2,900
Paid-in surplus	183,909	134,607
Unassigned surplus	357,774	336,439
TOTAL CAPITAL AND SURPLUS	544,583	473,946
TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$10,493,689	$8,887,490

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S O F O P E R A T I O N S - S T A T U T O R Y B A S I S

	Years Ended December 31,
(In Thousands)	2023	2022	2021
REVENUES
Premiums and annuity considerations	$1,786,923	$1,198,734	$583,009
Net investment income	315,410	239,548	224,787
Separate account fees	62,323	62,723	65,872
Other income	11,391	10,091	5,979
TOTAL REVENUES	2,176,047	1,511,096	879,647
BENEFITS AND EXPENSES
Current and future policy benefits	2,024,273	1,470,649	755,840
Commission expense	58,954	45,600	36,397
Operating expenses	31,745	25,517	21,505
TOTAL BENEFITS AND EXPENSES	2,114,972	1,541,766	813,742
NET GAIN (LOSS) BEFORE FEDERAL INCOME TAXES	61,075	(30,670)	65,905
Federal income tax expense	16,451	2,428	6,223
NET GAIN (LOSS) FROM OPERATIONS	44,624	(33,098)	59,682
Net realized capital gains (losses) less tax	(49,836)	15,011	(27,552)
NET INCOME (LOSS)	$(5,212)	$(18,087)	$32,130

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S O F C A P I T A L A N D S U R P L U S - S T A T U T O R Y B A S I S

(In Thousands)	Common Stock	Paid-in Surplus	Unassigned Surplus	Total
BALANCES, JANUARY 1, 2021	$2,900	$134,607	$417,263	$554,770
Net income			32,130	32,130
Change in net unrealized capital losses less tax			(11,356)	(11,356)
Change in net deferred income tax			3,523	3,523
Change in nonadmitted assets			(2,209)	(2,209)
Change in asset valuation reserve			1,870	1,870
Dividend paid to parent			(41,700)	(41,700)
Other surplus transactions, net			(151)	(151)
BALANCES, DECEMBER 31, 2021	2,900	134,607	399,370	536,877
Net loss			(18,087)	(18,087)
Change in net unrealized capital losses less tax			(46,536)	(46,536)
Change in net deferred income tax			17,721	17,721
Change in nonadmitted assets			(16,479)	(16,479)
Change in asset valuation reserve			615	615
Other surplus transactions, net			(165)	(165)
BALANCES, DECEMBER 31, 2022	2,900	134,607	336,439	473,946
Net loss			(5,212)	(5,212)
Change in net unrealized capital gains less tax			21,009	21,009
Change in net deferred income tax			12,539	12,539
Change in nonadmitted assets			(7,748)	(7,748)
Capital contribution from parent		49,302		49,302
Change in asset valuation reserve			421	421
Other surplus transactions, net			326	326
BALANCES, DECEMBER 31, 2023	$2,900	$183,909	$357,774	$544,583

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

S T A T E M E N T S O F C A S H F L O W S - S T A T U T O R Y B A S I S

	Years Ended December 31,
(In Thousands)	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$1,787,108	$1,198,670	$583,076
Net investment income	294,455	232,325	224,183
Other income	73,587	72,833	71,832
Benefits and loss related payments	(890,591)	(607,114)	(648,079)
Net transfers (to) from separate accounts	103,904	(39,936)	49,459
Commissions, expenses paid and other deductions	(90,600)	(70,121)	(58,044)
Federal income taxes paid, net	(3,612)	(7,515)	(8,696)
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,274,251	779,142	213,731
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	252,310	150,739	297,035
Stocks	481		4,087
Mortgage loans	27,562	23,218	37,958
Other invested assets			958
Miscellaneous proceeds	44,826	30,220	4,883
Cost of investments acquired
Bonds	(1,563,594)	(651,229)	(490,787)
Stocks	(238)	(1,944)	(1,276)
Mortgage loans	(121,937)	(48,629)	(29,963)
Miscellaneous applications	(63,994)	(67,351)	(39,561)
Net decrease (increase) in contract loans	(9,576)	263	(1,597)
NET CASH USED IN INVESTING ACTIVITIES	(1,434,160)	(564,713)	(218,263)
CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits (withdrawals) on deposit-type contracts	56,507	33,002	(35,135)
Dividend paid to parent			(21,694)
Other cash provided	1,012	11,877	858
NET CASH PROVIDED BY (USED IN) FINANCING AND MISCELLANEOUS ACTIVITIES	57,519	44,879	(55,971)
Net change in cash and cash equivalents	(102,390)	259,308	(60,503)
Cash and cash equivalents, beginning of year	333,373	74,065	134,568
CASH AND CASH EQUIVALENTS, END OF YEAR	$230,983	$333,373	$74,065
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS
Bonds disposed and acquired	$43,982	$61,082	$36,708
Bond dividend paid to parent			$20,006
Bond interest-in-kind received	$308	$13	$46
Additional paid in capital	49,302

See Notes to Financial Statements - Statutory Basis

Pacific Life & Annuity Company

N O T E S T O F I N A N C I A L S T A T E M E N T S - S T A T U T O R Y B A S I S

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life & Annuity Company (the Company) is a stock life insurance company domiciled in the State of Arizona and a wholly owned subsidiary of Pacific Life Insurance Company (Pacific Life). The Company markets and distributes life insurance and annuities. The Company is licensed to sell in all 50 states, including the state of New York. Pacific Life is a wholly-owned subsidiary of Pacific LifeCorp, a stock holding company incorporated in the State of Delaware. Pacific LifeCorp is a wholly owned subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company incorporated in the State of Nebraska.

The top geographic locations in the United States for statutory premiums and annuity considerations, and deposits were New York and Missouri representing 86% and 11%, respectively, of total statutory premiums and annuity considerations, and deposits for the year ended December 31, 2023. No other jurisdiction accounted for more than 5% of the total.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions (AZ DIFI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the AZ DIFI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the AZ DIFI has the right to permit other specific practices, which deviate from prescribed practices, of which there were none.

NAIC SAP differs in certain respects, which in some cases are material, from basis of accounting other than accounting principles generally accepted in the United States of America (U.S. GAAP) (see Note 2).

The transactions with related parties may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as a stand-alone entity.

The Company has evaluated events subsequent to December 31, 2023 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECONCILIATION FROM ANNUAL REPORT TO THE AUDITED FINANCIAL STATEMENTS - STATUTORY BASIS

Subsequent to the filing of the Company's 2022 Annual Statement, the Company determined the activity for miscellaneous proceeds and miscellaneous applications on the statement of cash flows were not properly presented as of December 31, 2022, which resulted in the reconciliations included in the table below. There was no impact to surplus or net income (loss).

	Annual Report	Change	Audited Financial Statements
		(In Thousands)
Statement of Cash Flows - Statutory Basis
For the year ended December 31, 2022:
Cash flows from investing activities:
Miscellaneous proceeds	$63,352	$(33,132)	$30,220
Miscellaneous applications	(100,483)	33,132	(67,351)
Net cash used in investing activities	(564,713)	—	(564,713)

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

In January 2024, the NAIC adopted INT 23-04T, Scottish Re Life Reinsurance Liquidation Questions (INT 23-04T), which addresses accounting and reporting for reinsurance receivables from Scottish Re's estate including impairment analysis and admissibility of reinsurance recoverables. The Company had ceded and assumed reinsurance contracts in place with Scottish Re (U.S), Inc. (Scottish Re), a reinsurer whose financial stability deteriorated. In March 2019, Scottish Re's domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer. In July 2023, the court granted a liquidation order for Scottish Re, which terminated the reinsurance contracts as of September 30, 2023. As of December 31, 2023, all outstanding balances were immaterial and written off.

During the fourth quarter of 2022, the NAIC revised Interpretation 22-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act – Corporate Alternative Minimum Tax (INT 22-02), that for a limited time provides a partial exception to SSAP No. 101, Income Taxes, and SSAP No. 9, Subsequent Events. Under INT 22-02, changes in estimates related to Corporate Alternative Minimum Tax (CAMT) that arise from the Inflation Reduction Act need not be recognized in the three months ended March 31, 2023 financial statements. In September 2023, the NAIC issued Inflation Reduction Act - Corporate Alternative Minimum Tax INT-23-03 (INT-23-03) which provides Corporate Alternative Minimum Tax (CAMT) reporting guidance effective for the year-end 2023 financial statements and periods thereafter. See Note 6.

Effective August 2023, the Company adopted revisions in Interpretation 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01) that provides amendments to SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instructions for the reporting of net negative (disallowed) Interest Maintenance Reserve (IMR) which provides optional, limited-time guidance allowing the admittance of net negative (disallowed) IMR up to 10% of adjusted capital and surplus. As detailed within the revisions, this change will be effective until December 31, 2025, and automatically nullified on January 1, 2026, but the effective date can be adjusted. The Company did not have negative IMR as of December 31, 2023.

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The Company will continue to evaluate its options under this Interpretation through December 31, 2024.

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2023, the NAIC adopted new statutory accounting principal (SAP) revisions related to the principles-based bond project. These changes are primarily captured in amendments to SSAP No. 26R – Bonds and SSAP No. 43R – Loan-Backed and Structured Securities, which refine guidance for the principles-based bond project and will become effective January 1, 2025.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including loan- backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated as low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. The Company records an OTTI to fair value for common stock, preferred stock, and bonds, except for LBASS, which are written down to the present value of cash flows expected to be collected, discounted at the security's effective interest rate. The Company records an OTTI to fair value for any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss. The Company records OTTI in net realized capital gains (losses) less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued. The Company generally recognizes interest income on its impaired loans upon receipt.

Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Other invested assets primarily consist of investments in joint ventures, partnerships and limited liability companies. These investments include affiliated companies as well as those in which the Company has minor ownership interests. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis, and OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting, as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements - statutory basis in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax and any change in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the IMR. Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR and amortized to net investment income over the life of the bond.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. The IMR of $4.5 million and $5.1 million is included in other liabilities as of December 31, 2023 and 2022, respectively.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds is recognized on an accrual basis. Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. Gross and admitted amounts for interest income due and accrued were $75.6 million as of December 31, 2023. The cumulative amount of paid-in-kind interest included in the principal balance of the related loans as of December 31, 2023 was $3.7 million.

Net realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners' Reserve Valuation Method (CRVM), or other modified reserve methods. Interest rate assumptions ranged from 2.00% to 4.50%. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners' Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.00% to 6.65%. Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest rates ranging from 1.00% to 5.00%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the statements of operations when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability. Interest rates credited ranged primarily from 1.00% to 6.50%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks, and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers, or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded, included in other income, relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. The amounts included in revenue adjustments on reinsurance ceded primarily represent ceded current and future policy benefits, net investment income, and net realized capital gains (losses) less tax, related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2023, 2022 and 2021, individual life and annuity premiums assumed were an immaterial amount, and premiums ceded were $4.2 million, $4.0 million and $3.7 million, respectively. As of December 31, 2023 and 2022, reserve credits recorded on ceded reinsurance were $6.3 million and $7.1 million, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $1.2 million and $1.6 million as of December 31, 2023 and 2022, respectively.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of PMHC, the Company's ultimate parent. In addition to the Company, included in PMHC's consolidated return are the following entities: Pacific LifeCorp, Pacific Life, Pacific Alliance Reinsurance Company of Vermont, Pacific Baleine Reinsurance Company, Pacific Life Fund Advisors LLC (PLFA), and Pacific Life Re Global Limited.

The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts. The Company's separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds. A separate account liability is recorded at fair value at an amount equal to the separate account asset. The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets. Amounts charged to the separate account for mortality, surrender and expense charges are included in separate account fees in other income.

Separate account assets are primarily invested in mutual funds, but are also invested in hedge funds.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2023 and 2022, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the AZ DIFI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP primarily differs from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value and net unrealized gains (losses) of bonds and cash equivalents are shown below. Cash equivalents as of December 31, 2023 and 2022 were $198.8 million and $311.1 million, respectively. See Note 4 for information on the Company's fair value measurements.

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains (Losses)
		(In Thousands)
December 31, 2023:
U.S. Government	$9,288	$9,285	$(3)
All other governments	36,424	35,707	(717)
U.S. states, territories, and possessions	8,903	8,325	(578)
U.S. political subdivisions of states, territories, and possessions	56,141	58,028	1,887
U.S. special revenue and special assessment obligations	362,059	377,184	15,125
Industrial and miscellaneous	4,886,884	4,683,097	(203,787)
Bank loans	131,169	131,034	(135)
LBASS:
Residential mortgage-backed securities (RMBS)	111,977	107,916	(4,061)
Commercial mortgage-backed securities (CMBS)	167,767	159,346	(8,421)
Other	825,855	830,009	4,154
Total	$6,596,467	$6,399,931	$(196,536)

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains (Losses)
		(In Thousands)
December 31, 2022:
U.S. Government	$9,271	$8,949	$(322)
All other governments	31,465	28,875	(2,590)
U.S. states, territories, and possessions	8,870	7,632	(1,238)
U.S. political subdivisions of states, territories, and possessions	63,679	64,856	1,177
U.S. special revenue and special assessment obligations	338,906	341,704	2,798
Industrial and miscellaneous	4,470,809	4,115,699	(355,110)
LBASS:
RMBS	52,092	46,700	(5,392)
CMBS	129,352	120,132	(9,220)
Other	240,393	235,775	(4,618)
Total	$5,344,837	$4,970,322	$(374,515)

The book/adjusted carrying value and fair value of bonds and cash equivalents as of December 31, 2023, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value

	(In Thousands)
Due in one year or less	$335,219	$333,981
Due after one year through five years	1,616,209	1,606,441
Due after five years through ten years	959,981	898,040
Due after ten years	2,579,459	2,464,198
	5,490,868	5,302,660
LBASS	1,105,599	1,097,271
Total	$6,596,467	$6,399,931

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
December 31, 2023:	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
U.S. Government			$6,112	$37	$6,112	$37
All other governments			22,414	2,126	22,414	2,126
U.S. states, territories, and possessions			8,325	578	8,325	578
U.S. political subdivisions of states, territories, and possessions			22,132	328	22,132	328
U.S. special revenue and special assessment obligations			57,088	12,528	57,088	12,528
Industrial and miscellaneous	$110,377	$1,729	2,634,582	313,611	2,744,959	315,340
Bank loans	47,870	136			47,870	136
LBASS:
RMBS	130		32,566	5,862	32,696	5,862
CMBS	64,150	300	33,875	8,464	98,025	8,764
Other	101,869	489	92,972	4,935	194,841	5,424
Total	$324,396	$2,654	$2,910,066	$348,469	$3,234,462	$351,123

December 31, 2022:
U.S. Government	$3,125	$29	$5,796	$293	$8,921	$322
All other governments	11,250	719	10,146	2,442	21,396	3,161
U.S. special revenue and special assessment obligations	106,311	14,999	15,015	5,424	121,326	20,423
Industrial and miscellaneous	2,603,900	310,685	281,808	103,567	2,885,708	414,252
LBASS:
RMBS	15,996	1,752	19,524	5,022	35,520	6,774
CMBS	60,393	2,070	14,753	7,246	75,146	9,316
Other	109,139	4,368	5,640	1,794	114,779	6,162
Total	$2,910,114	$334,622	$352,682	$125,788	$3,262,796	$460,410

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary. The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The table below summarizes the OTTI by security type:

	Years Ended December 31,
	2023	2022	2021
	(In Thousands)
Bonds:
Industrial and miscellaneous			$5,094
Issuer obligation	$1,279
LBASS		$2,065
Mortgage loans	923
Total OTTI	$2,202	$2,065	$5,094

No other than temporary impairments (OTTIs) were recognized on LBASS due to intent to sell or inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. The Company does not have any 5GI securities.

Proceeds, gross gains and gross losses recognized on sales of bonds were $5.8 million, zero and $0.2 million, respectively, for the year ended December 31, 2023. Proceeds, gross gains and gross losses recognized on sales of bonds were $3.8 million, zero and $0.1 million, respectively, for the year ended December 31, 2022. Proceeds, gross gains and gross losses recognized on sales of bonds were $46.1 million, $1.8 million and zero for the year ended December 31, 2021.

Bonds with a book/adjusted carrying value of $6.3 million and $6.2 million as of December 31, 2023 and 2022, respectively, were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2023:
Construction and land development	8.84%	7.81%
Commercial	8.22%	6.11%

Year Ended December 31, 2022:
Commercial	6.65%	5.70%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 69% as of December 31, 2023 and 2022.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Commercial	Mezzanine	Total
December 31, 2023:	(In Thousands)
Current	$470,585	$26,744	$497,329

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$51,274	$26,744	$78,018

	Commercial	Mezzanine	Total
December 31, 2022:	(In Thousands)
Current	$376,603	$26,712	$403,315

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)		$26,711	$26,711

(1) Excluded from the commercial amounts are mortgage loan participations where the sole participants are the Company and its parent company, Pacific Life. The total amounts were $419.3 million and $376.6 million as of December 31, 2023 and 2022, respectively.

The Company's investment in impaired commercial mortgage loans was $14.1 million as of December 31, 2023. Information on the Company's impaired commercial mortgage loans is as follows:

	Years Ended December 31,
	2023	2022	2021
	(In Thousands)
Average recorded investment	$7,038
Interest income recognized	761

The Company's mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans book/adjusted carrying value were as follows (In Thousands):

	December 31,		December 31,
	2023		2022
California	$135,961	California	$136,492
Illinois	78,367	Illinois	59,578
New York	51,543	Washington	32,677
Massachusetts	47,664	Massachusetts	32,628
Texas	46,520	Georgia	32,423
Washington	32,677	Texas	27,296
Florida	31,372	New York	26,711
Georgia	31,049	Florida	19,878
Nevada	17,347	District of Columbia	15,000
District of Columbia	14,077	North Carolina	9,570
Other	10,752	Other	11,062
Total	$497,329	Total	$403,315

As of December 31, 2023 and 2022, the largest carrying value of one single commercial loan and the largest carrying value of commercial loans with a single sponsor was $40.0 million and 8% and 10% of the mortgage loan carrying value, respectively. This loan was located in Illinois and was secured by retail buildings.

The Company reviews the performance and credit quality of commercial mortgage loans on an on-going basis, including loan payment delinquencies and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan's debt service coverage ratio (DCR) and loan-to-value (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher LTV ratios and lower DCR. The DCR and LTV ratios are updated routinely.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in the No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. There may be disputes between the borrower and contractors. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength. This includes troubled debt restructurings (TDR) performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or the borrower may have requested covenant relief. There may be disputes between the borrower and contractors. Loan credit profile, borrower sponsorship and/or collateral value may have declined or given cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk. Likelihood for TDR, impairment and loss is increased. This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/ or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

As of December 31, 2023 and 2022, the Company had no loans classified as Level 2.

The following tables set forth mortgage loan credit levels as of December 31, 2023 and 2022 ($ In Thousands):

	December 31, 2023
			Level 1		Level 3
			Minimal Credit		Significant
	No Credit Concern		Concern		Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Office	$222,161	1.66			$14,077	1.28	$236,238	1.64
Retail	65,443	1.77			39,631	0.65	105,074	1.35
Apartment	69,673	1.54					69,673	1.54
Lodging	35,679	6.27					35,679	6.27
Industrial	48,821	1.60					48,821	1.60
Golf course			$1,844	0.73			1,844	0.73
Total	$441,777	2.02	$1,844	0.73	$53,708	0.82	$497,329	1.89

	December 31, 2022
			Level 1		Level 3
			Minimal Credit		Significant
	No Credit Concern		Concern		Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Office	$207,578	1.61					$207,578	1.61
Retail	32,677	2.55			$39,594	0.58	72,271	1.47
Apartment	64,374	1.49					64,374	1.49
Lodging	36,798	6.32					36,798	6.32
Industrial	20,000	2.24					20,000	2.24
Golf course			$2,294	0.80			2,294	0.80
Total	$361,427	2.19	$2,294	0.80	$39,594	0.58	$403,315	2.02

DEBT RESTRUCTURING

As of December 31, 2023 and 2022, the Company had investments in restructured loans and bonds of $14.1 million and zero, respectively. The realized capital losses related to these loans and bonds were zero for the years ended December 31, 2023, 2022 and 2021.

During the year ended December 31, 2023, the Company modified one mortgage loan with a carrying value of $14.1 million. The Company granted two term extensions on the loan during the year ended December 31, 2023. The first modification extended the maturity date by five months, and the second modification further extended the maturity date by two months. The loan will mature in 2024. The modification qualified as a TDR and an impairment loss of $0.9 million was recorded. There were no troubled debt restructurings during the years ended December 31, 2022 and 2021.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company's financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company's financial instruments that are carried at fair value or net asset value (NAV) as of December 31, 2023 and 2022.

December 31, 2023:	Level 1	Level 2	Level 3	NAV	Total
	(In Thousands)
Assets:
Bonds:
Issuer obligations			$42		$42
Common stocks:
Industrial and miscellaneous			4,947		4,947
Derivatives:
Foreign currency and interest rate swaps		$444			444
Equity derivatives	$6,734		2,256		8,990
Total derivatives	6,734	444	2,256	—	9,434
Separate account assets (1)	3,151,679			$16,269	3,167,948
Total	$3,158,413	$444	$7,245	$16,269	$3,182,371
Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$18,482			$18,482
Equity derivatives			$276		276
Total	$—	$18,482	$276	$—	$18,758

December 31, 2022:	Level 1	Level 2	Level 3	NAV	Total
	(In Thousands)
Assets:
Bonds:
Issuer obligations			$5,010		$5,010
LBASS			3,104		3,104
Total bonds	—	—	8,114	—	8,114
Common stocks:
Industrial and miscellaneous			5,592		5,592
Derivatives:
Foreign currency and interest rate swaps		$605			605
Equity derivatives	$9,992		1,247		11,239
Total derivatives	9,992	605	1,247	—	11,844
Separate account assets (1)	2,894,457			$15,045	2,909,502
Total	$2,904,449	$605	$14,953	$15,045	$2,935,052
Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$52,573			$52,573
Equity derivatives			$2		2
Total	$—	$52,573	$2	$—	$52,575

(1)	Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS AND COMMON STOCKS

The fair values of bonds, preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company's management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management's analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, and to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the net asset value obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, derivatives, privately held companies and private partnerships. The redemption frequency is quarterly. There are no remaining lockup periods or unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2023 and 2022.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

						Total Gains or (Losses)
	January 1,	Transfers Into		Transfers Out		Included in	Included in				December 31,
	2023	Level 3 (1)		of Level 3 (1)		Net Income	Surplus	Purchases	Sales	Settlements	2023
	(In Thousands)
Bonds
Issuer obligations	$5,010	$3,104	(2)	$(3,512	)(3)	$(1)	$(696)			$(3,863)	$42
LBASS	3,104			(3,104	)(2)						—
Common stocks	5,592						(401)	$238		(482)	4,947
Derivatives, net	1,245					1,357	(549)	1,691		(1,764)	1,980
Total	$14,951	$3,104		$(6,616)		$1,356	$(1,646)	$1,929	$—	$(6,109)	$6,969

					Total Gains or (Losses)
	January 1,	Transfers Into		Transfers Out	Included in	Included in				December 31,
	2022	Level 3 (1)		of Level 3 (1)	Net Income	Surplus	Purchases	Sales	Settlements	2022
	(In Thousands)
Bonds
Issuer obligations		$5,010	(4)							$5,010
LBASS		7,096	(4)		$(2,048)		$153		$(2,097)	3,104
Common stocks	$3,647						1,945			5,592
Derivatives, net	1,927				(632)	589	76		(715)	1,245
Total	$5,574	$12,106		$—	$(2,680)	$589	$2,174	$—	$(2,812)	$14,951

(1) Transfers in and/or out are recognized at the end of each quarter

(2) Transferred into/out of Level 3 due to reclassifications to Issuer Obligations.

(3) Transferred out of Level 3 due to changes in fair value.

(4) Transferred into Level 3 due to carrying value adjustments down to fair value.

The book/adjusted carrying values and fair values of the Company's financial instruments are presented in the following table.

	December 31, 2023
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Thousands)
Assets:
Bonds	$6,201,130	$6,397,667		$5,887,459	$313,671
Common stocks	4,947	4,947			4,947
Mortgage loans	452,495	497,329			452,495
Cash and cash equivalents	230,983	230,983	$230,983
Contract loans	19,060	19,060			19,060
Derivatives, net	(9,324)	(9,324)	6,734	(18,038)	1,980
Other invested assets (1)	22,880	24,942		22,880
Separate account assets	3,167,948	3,167,948	3,151,679			$16,269
Liabilities:
Liability for deposit-type contracts	1,067,777	1,036,013			1,067,777
Separate account liability for
deposit type contracts	1,892	1,892			1,892

	December 31, 2022
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Thousands)
Assets:
Bonds	$4,659,251	$5,033,766		$4,557,389	$101,862
Common stocks	5,592	5,592			5,592
Mortgage loans	358,254	403,315			358,254
Cash and cash equivalents	333,373	333,373	$333,373
Contract loans	9,483	9,483			9,483
Derivatives, net	(40,731)	(40,731)	9,992	(51,968)	1,245
Other invested assets (1)	21,921	24,940		21,921
Separate account assets	2,909,502	2,909,502	2,894,457			$15,045
Liabilities:
Liability for deposit-type contracts	933,990	936,383			933,990
Separate account liability for
deposit type contracts	2,118	2,118			2,118

(1) Excludes investments accounted for under the equity method.

The tables above exclude the following financial instruments: investment income due and accrued and derivatives collateral receivable and payable. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

FAIR VALUE MEASUREMENT

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2023 and 2022:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH AND CASH EQUIVALENTS

Cash equivalents are money market mutual funds that have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds. The carrying value of cash approximates the fair value.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract's cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist of surplus note investments held from other insurance providers. The fair value of the surplus note investments are priced by an independent pricing service as described for bonds above.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the estimated fair value of liability for deposit-type contracts are based on discounted cash flow methodologies using significant unobservable inputs.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.	DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk”, and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. The Company mitigates these risks through established market and credit risk limits.

The following table summarizes the notional amount, net carrying value, and fair value of the Company's derivative instruments by derivative type. Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Fair Value
	(In Thousands)
December 31, 2023:
Equity total return swaps	$27,452	$(276)	$(276)
Equity futures	136,688	6,734	6,734
Equity call options	43,940	2,256	2,256
Foreign currency swaps	2,104	354	354
Interest rate swaps	251,200	(18,392)	(18,392)
Total	$461,384	$(9,324)	$(9,324)
December 31, 2022:
Equity total return swaps	$22,384	$273	$273
Equity futures	189,827	9,992	9,992
Equity call options	41,980	972	972
Foreign currency swaps	2,678	511	511
Interest rate swaps	302,315	(52,479)	(52,479)
Total	$559,184	$(40,731)	$(40,731)

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

COLLATERAL

For OTC and OTC-cleared derivatives, the Company pledges and receives cash and asset collateral. Cash collateral received from counterparties was $1.6 million and $0.7 million as of December 31, 2023 and 2022, respectively. Cash collateral pledged to counterparties was $32.0 million and $65.7 million as of December 31, 2023 and 2022, respectively.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. The Company pledged cash to satisfy this collateral requirement. Cash pledged for initial margin was $6.7 million and $10.0 million as of December 31, 2023 and 2022, respectively.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

For the years ended December 31, 2023, 2022 and 2021, $1.6 million, $1.5 million and $1.5 million, respectively, of option premium expense was recorded in net investment income for the one-year equity call options hedging life indexed account insurance products. This amount was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company utilizes total return swaps and exchange-traded futures based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets to U.S. dollar fixed or floating rate assets. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments that are denominated in foreign currencies.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The average and ending fair value of derivatives not designated as hedging instruments are as follows:

	Average Fair Value		Ending Fair Value
	Years Ended		as of
	December 31,		December 31,
	2023	2022	2023		2022
			Asset	Liability	Asset	Liability
	(In Thousands)
Equity futures	$8,482	$8,329	$6,734		$9,992
Foreign currency swaps	438	496	354		511
Interest rate swaps	(27,636)	(31,277)	90	$18,482		$52,479
Equity total return swaps	(139)	57		276	275	2
Equity call options		7
Total	$(18,855)	$(22,388)	$7,178	$18,758	$10,778	$52,481

The following table summarizes the surplus and net realized capital gains (losses) impact on derivative instruments not designated as hedging instruments.

	Years Ended December 31,			Years Ended December 31,
	2023	2022	2021	2023	2022	2021
	Surplus			Net Realized Capital Gains (Losses)
	(In Thousands)
Equity futures	$(11,666)	$7,973	$431	$(17,752)	$17,060	$(27,276)
Equity total return swaps	(549)	589	(15)
Foreign currency swaps	(157)	(110)	(117)
Interest rate swaps	34,087	(55,114)	(11,762)	(33,813)
Equity call options			30
Total	$21,715	$(46,662)	$(11,433)	$(51,565)	$17,060	$(27,276)

For the years ended December 31, 2023, 2022 and 2021, net gains or (losses) from periodic net settlements recorded in net investment income were ($9.5) million, $5.5 million and ($1.8) million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums (In Thousands):

Premium
Years Ending December 31:	Payments Due(1)
2024	$361
2025
2026
2027
2028 and thereafter
Total undiscounted future settled premium commitments	$361

(1) Premium payments are expected to be made monthly, based upon current maturity date of derivative contracts.

	Years Ended December 31,
	2023	2022
	(In Thousands)
Undiscounted future premium commitments	$361	$1,577
Equity call option fair value	583	972
Equity call option fair value excluding impact of discounted future settled premiums	583	972

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2023 and 2022, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2023, 2022 and 2021. The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

The Company does not have any derivatives accounted for under SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees.

6.	INCOME TAXES

The components of net admitted deferred tax assets are as follows:

	December 31, 2023			December 31, 2022
	Ordinary	Capital	Total	Ordinary	Capital	Total

	(In Thousands)			(In Thousands)
Gross deferred tax assets	$75,859	$5,747	$81,606	$63,551	$5,511	$69,062
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	75,859	5,747	81,606	63,551	5,511	69,062
Deferred tax assets nonadmitted	45,322	2,398	47,720	38,573	2,563	41,136
Net admitted deferred tax asset	30,537	3,349	33,886	24,978	2,948	27,926
Deferred tax liabilities	7,423	3,349	10,772	8,030	2,948	10,978
Net admitted deferred tax asset	$23,114	$—	$23,114	$16,948	$—	$16,948

	Change during 2023
	Ordinary	Capital	Total

	(In Thousands)
Gross deferred tax assets	$12,308	$236	$12,544
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	12,308	236	12,544
Deferred tax assets nonadmitted	6,749	(165)	6,584
Net admitted deferred tax asset	5,559	401	5,960
Deferred tax liabilities	(607)	401	(206)
Net admitted deferred tax asset	$6,166	$—	$6,166

30

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2023			December 31, 2022
	Ordinary	Capital	Total	Ordinary	Capital	Total

	(In Thousands)			(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	$23,114		$23,114	$16,948		$16,948
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	23,114		23,114	16,948		16,948
Adjusted gross deferred tax assets allowed per limitation threshold			78,220			68,550
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	7,423	$3,349	10,772	8,030	$2,948	10,978
Deferred tax assets admitted as the result of application of SSAP No. 101	$30,537	$3,349	$33,886	$24,978	$2,948	$27,926

	Change during 2023
	Ordinary	Capital	Total

	(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	6,166		6,166
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	6,166		6,166
Adjusted gross deferred tax assets allowed per limitation threshold			9,670
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	(607)	$401	(206)
Deferred tax assets admitted as the result of application of SSAP No. 101	$5,559	$401	$5,960

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows ($ In Thousands):

	December 31,
	2023	2022

Ratio percentage used to determine recovery period and threshold limitation amount	722%	792%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$521,469	$456,998

31

The impacts of tax planning strategies as of December 31, 2023 and 2022 are as follows ($ In Thousands):

	December 31, 2023
	Ordinary	Capital
Adjusted gross deferred tax assets	$75,859	$5,747
Percent of total adjusted gross deferred tax assets	0%	0%
Net admitted adjusted gross deferred tax assets	$30,537	$3,349
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

	December 31, 2022
	Ordinary	Capital
Adjusted gross deferred tax assets	$63,551	$5,511
Percent of total adjusted gross deferred tax assets	0%	0%
Net admitted adjusted gross deferred tax assets	$24,978	$2,948
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

The Company's tax planning strategies do not include the use of reinsurance as of December 31, 2023 and 2022.

Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2023	2022	2021	2023-2022	2022-2021
			(In Thousands)
Federal income tax expense	$16,451	$2,428	$6,223	$14,023	$(3,795)
Federal income taxes on net capital gains (losses)	181	(178)	(1)	359	(177)
Federal income tax expense	$16,632	$2,250	$6,222	$14,382	$(3,972)

32

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows.

	December 31,
	2023	2022	Change

	(In Thousands)
Deferred tax assets:
Ordinary:
Policyholder reserves	$55,392	$47,486	$7,906
Deferred acquisition costs	17,734	13,418	4,316
Compensation and benefits accrual	494	388	106
Other	2,239	2,259	(20)
Total	75,859	63,551	12,308
Statutory valuation allowance adjustment
Nonadmitted	45,322	38,573	6,749
Admitted ordinary deferred tax assets	30,537	24,978	5,559

Capital:
Investments	5,747	5,511	236
Total	5,747	5,511	236
Statutory valuation allowance adjustment
Nonadmitted	2,398	2,563	(165)
Admitted capital deferred tax assets	3,349	2,948	401

Admitted deferred tax assets	33,886	27,926	5,960

Deferred tax liabilities:
Ordinary:
Investments	6,761	7,367	(606)
Other	662	663	(1)
Total	7,423	8,030	(607)

Capital:
Investments	3,349	2,948	401
Total	3,349	2,948	401

Deferred tax liabilities	10,772	10,978	(206)

Net admitted deferred tax assets	$23,114	$16,948	$6,166

33

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2023	2022	Change

	(In Thousands)
Total deferred tax assets	$81,606	$69,063	$12,543
Total deferred tax liabilities	10,772	10,978	(206)
Net deferred tax asset	$70,834	$58,085	12,749
Tax effect of unrealized activities			(210)
Change in net operating deferred income tax			$12,539

Federal income tax expense is different from that which would be obtained by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2023	2022	2021

	(In Thousands)
Provision computed at statutory rate	$2,372	$(3,342)	$8,075
Tax contingency	216	216	215
Amortization of IMR	(104)	(129)	(153)
Distribution from affiliates	(1,028)	(972)	(1,090)
Dividend received deduction	(1,375)	(1,541)	(1,714)
Tax impact from derivative gains (losses) from surplus	4,574	(9,708)	(2,383)
Other	(562)	4	(250)
Total statutory income tax	$4,093	$(15,472)	$2,700

Federal income tax expense	$16,632	$2,250	$6,222
Change in net deferred income taxes	(12,539)	(17,722)	(3,522)
Total statutory income tax	$4,093	$(15,472)	$2,700

As of December 31, 2023 and 2022, the Company had no low income housing and foreign tax credit carryforwards. The Company had no investment tax credits. The Company had no benefits of operating loss carry-forwards. The Company had no adjustments of deferred tax assets (DTAs) and deferred tax liabilities (DTLs) for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs. The Company had no deposits under Section 6603 of the Internal Revenue Code.

The following are estimated Federal income taxes in the current and prior years that will be available for recoupment in the event of future net losses (In Thousands).

	Ordinary	Capital
2023 estimated		$175
2022
2021		31

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2023. The Company had no Alternative Minimum Tax credit carryforward.

34

The Company's policy is to recognize interest expense and penalties related to tax contingencies as a component of Federal and foreign income taxes. During the years ended December 31, 2023, 2022 and 2021, the Company paid an immaterial amount of interest and penalties to state tax authorities.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2018. In Q4 2023, the Company was notified that the exam for tax years ended December 31, 2019, 2020, and 2021 would commence in January 2024. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

The Inflation Reduction Act enacted on August 16, 2022 is effective January 1, 2023 and imposes a 15% CAMT on corporations with three-year average adjusted financial statement income over $1.0 billion. The CAMT is payable to the extent the CAMT liability exceeds the regular corporate income tax liability; however, any CAMT paid would be available as a credit with indefinite carryover that could reduce future regular tax in excess of CAMT.

Following the guidance of Statutory Accounting Principles Working Group INT 23-03, the Company has determined that it is a nonapplicable reporting entity as the consolidated group of corporations of which the Company is a member does not expect to be subject to the CAMT in 2023. The Company expects to be subject to the CAMT after 2023; however, the Company has not determined if it expects to be liable for the CAMT. Accordingly, the year ended December 31, 2023 financial statements - statutory basis do not include an estimated impact of the CAMT.

7.	CAPITAL AND SURPLUS

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to its parent is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the AZ DIFI for the declaration and payment of any dividend and (ii) approval by the AZ DIFI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2023 statutory results, the Company could pay up to $35.8 million in dividends during the year ending December 31, 2024 to Pacific Life without prior approval by the AZ DIFI. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the years ended December 31, 2023 and 2022. During the year ended December 31, 2021, the Company paid ordinary dividends in the form of cash and bonds to Pacific Life of $41.7 million.

During the years ended December 31, 2023, 2022, and 2021, the Company received capital contributions in the form of bonds from Pacific Life of $49.3 million, zero, and zero, respectively.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized losses, net, as of December 31, 2023 and 2022 was $25.4 million and $46.2 million, respectively.

35

8.	RELATED PARTY TRANSACTIONS

Pacific Life provides general administrative and investment management services to the Company under an administrative services agreement. Product contract services relating to the Company's variable universal life insurance, other life insurance, variable annuities and investment management services are under a separate services agreement. Amounts charged by Pacific Life to the Company for these services were $34.0 million, $28.0 million and $22.7 million for the years ended December 31, 2023, 2022 and 2021, respectively, and are primarily included in operating expenses. The Company reported $5.1 million and $3.8 million due to Pacific Life as of December 31, 2023 and 2022, respectively. It is the Company’s policy to settle these amounts no later than 90 days after the due date.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies based on the underlying audited U.S GAAP equity of the investee as determined in accordance with U.S. GAAP, except as otherwise disclosed below. These investments include affiliated companies as well as those where the Company has minor ownership interests.

PLFA is the investment adviser for the Pacific Select Fund, the investment vehicle provided to the Company’s variable life insurance policyholders and variable annuity contract owners. PLFA is owned 99% by Pacific Life and 1% by the Company. Distributions to the Company from PLFA, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared, to the extent they are not in excess of undistributed accumulated earnings. Distributions from PLFA to the Company included in net investment income December 31, 2023, 2022 and 2021 were $4.9 million, $4.6 million and $5.2 million, respectively. Any undistributed net revenue and expense, net of tax, is recorded directly to surplus.

Pacific Select Distributors, LLC (PSD), a wholly-owned broker-dealer subsidiary of Pacific Life, primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and Pacific Life. In connection with PSD’s distribution of these variable life and annuity contracts to the Company and Pacific Life, the Company incurred commission expense of $26.7 million, $29.7 million and $34.0 million during the years ended December 31, 2023, 2022 and 2021, respectively. A service plan was adopted by the Pacific Select Fund whereby Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured to or for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $3.5 million, $3.6 million and $4.2 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2023, 2022 and 2021, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $2,027.3 million and $1,998.3 million as of December 31, 2023 and 2022, respectively. Related to these annuity contracts, the Company received $56.0 million, $101.7 million and $41.6 million of premium and annuity considerations and paid $124.4 million, $123.8 million and $126.2 million of current and future policy benefits for the years ended December 31, 2023, 2022 and 2021, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $996.3 million and $905.3 million as of December 31, 2023 and 2022, respectively.

The Company has an agreement with Pacific Life to borrow up to $100 million at variable interest rates. There was no amount outstanding under the facility as of December 31, 2023 and 2022. The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company's admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $1.0 billion including any outstanding loans under any other affiliate lending agreements. The Company had no amount outstanding under the facility as of December 31, 2023.

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9.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

For policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2023 and 2022, the Company had $204.0 million and $255.7 million, respectively, of insurance in force for which gross premiums were less than the net premiums according to the valuation standard set by the Arizona DIFI.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes are as follows:

	December 31,
	2023			2022
	Ordinary			Ordinary
	Life	Individual		Life	Individual
	Insurance	Annuities	Total	Insurance	Annuities	Total

	(In Thousands)
The components of other reserve changes include change in asset adequacy reserves, change of separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves and change in CRVM expense allowances	$(1,233)	$(40,000)	$(41,233)	$(1,799)	$40,000	$38,201

10.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:

	December 31, 2023
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$79,868		$79,868	1%
At book value less current surrender charge of 5% or more (1)	126,961		126,961	2%
At fair value		$3,026,317	3,026,317	36%
Total with market value adjustment or at fair value	206,829	3,026,317	3,233,146	39%
At book value without adjustment	2,826,364		2,826,364	34%
Not subject to discretionary withdrawal	2,224,051	335	2,224,386	27%
Total	$5,257,244	$3,026,652	$8,283,896	100%

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$21,293	$—	$21,293

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

37

Group Annuities:

	December 31, 2023
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total

	($ In Thousands)
Not subject to discretionary withdrawal	$365,950		$365,950	100%
Total	$365,950	$—	$365,950	100%

Deposit-type Contracts:

	December 31, 2023
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$6,982		$6,982	1%
At fair value		$1,892	1,892
Total with market value adjustment or at fair value	6,982	1,892	8,874	1%
Not subject to discretionary withdrawal	1,029,031		1,029,031	99%
Total	$1,036,013	$1,892	$1,037,905	100%

38

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2023
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$86,850		$86,850	1%
At book value less current surrender charge of 5% or more (1)	126,961		126,961	1%
At fair value		$3,028,209	3,028,209	31%
Total with market value adjustment or at fair value	213,811	3,028,209	3,242,020	33%
At book value without adjustment	2,826,364		2,826,364	29%
Not subject to discretionary withdrawal	3,619,032	335	3,619,367	38%
Total	$6,659,207	$3,028,544	$9,687,751	100%

Total Individual and Group Annuities and Deposit-type Contracts:

	December 31, 2022
	General	Separate Account		% of
	Account	Nonguaranteed	Total	Total

	($ In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$75,392		$75,392	1%
At book value less current surrender charge of 5% or more (1)	203,066		203,066	2%
At fair value		$2,766,519	2,766,519	34%
Total with market value adjustment or at fair value	278,458	2,766,519	3,044,977	37%
At book value without adjustment	1,719,350		1,719,350	21%
Not subject to discretionary withdrawal	3,382,246	316	3,382,562	42%
Total	$5,380,054	$2,766,835	$8,146,889	100%

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company's Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the AZ DIFI, and are provided to reconcile annuity reserves and deposit- type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2023	2022

	(In Thousands)
Annual Statement:
Annuities	$5,623,193	$4,443,671
Deposit-type contracts	1,036,013	936,383
Total	6,659,206	5,380,054
Separate Accounts Annual Statement:
Annuities	3,026,652	2,764,717
Other contract deposit funds	1,892	2,118
Combined total	$9,687,750	$8,146,889

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11.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves as of December 31, 2023 and 2022:

	General Account			Separate Account - Nonguaranteed
December 31, 2023	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(In Thousands)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$573	$51	$355
Universal life with secondary guarantees	10,132	9,871	10,235
Indexed universal life with secondary guarantees	48,326	46,851	48,891
Other permanent cash value life insurance	6,769	7,084	7,168
Variable universal life	17,760	17,719	17,748	$73,802	$73,798	$73,798

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			4,742
Disability - active lives			49
Disability - disabled lives			5,264
Miscellaneous reserves			420
Total (direct + assumed)	83,560	81,576	94,872	73,802	73,798	73,798
Reinsurance ceded			6,268
Total (net)	$83,560	$81,576	$88,604	$73,802	$73,798	$73,798

	General Account			Separate Account - Nonguaranteed
December 31, 2022	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(In Thousands)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$356	$21	$201
Universal life with secondary guarantees	9,588	9,275	9,707
Indexed universal life with secondary guarantees	45,629	45,239	46,162
Other permanent cash value life insurance	6,804	7,175	7,351
Variable universal life	8,311	8,275	8,295	$77,806	$77,795	$77,795

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			4,781
Disability - active lives			44
Disability - disabled lives			5,722
Miscellaneous reserves			677
Total (direct + assumed)	70,688	69,985	82,940	77,806	77,795	77,795
Reinsurance ceded			7,105
Total (net)	$70,688	$69,985	$75,835	$77,806	$77,795	$77,795

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health and separate accounts annual statements.

	December 31,
	2023	2022

	(In Thousands)
Annual Statement:
Life insurance section	$87,978	$74,965
Disability - active lives section	20	18
Disabled lives section	189	181
Miscellaneous section	417	671
Subtotal	88,604	75,835

Separate Accounts Annual Statement:
Life insurance section	73,798	77,795
Combined total	$162,402	$153,630

12.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2023		December 31, 2022
	Gross	Net of Loading	Gross	Net of Loading

	(In Thousands)
Ordinary renewal	$(58)	$(59)	$124	$122
Total	$(58)	$(59)	$124	$122

13.	SEPARATE ACCOUNTS

The Company utilizes Separate Accounts to record and account for assets and liabilities related to variable annuities and variable universal life. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders.

In accordance with the products recorded within the Separate Account, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

As of December 31, 2023 and 2022, the Company’s Separate Accounts Annual Statement included legally insulated assets of $3,167.9 million and $2,909.5 million, respectively. The assets legally insulated and not legally insulated from the general account as of December 31, 2023 are attributed to the following products (In Thousands):

Product	Separate Account Assets Legally Insulated	Separate Account Assets Not Legally Insulated

Variable annuities	$3,094,146
Variable universal life	73,802
Total	$3,167,948	$—

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2023, 2022, 2021, 2020, and 2019 of $20.5 million, $19.6 million, $18.4 million, $16.7 million, and $16.7 million, respectively.

For the years ended December 31, 2023, 2022, 2021, 2020, and 2019, the General Account of the Company had paid $1.2 million, $0.9 million, zero, $0.1 million, and $0.1 million, respectively, toward the Separate Account guarantees.

The Company has no Separate Accounts with guarantees. The Company's Separate Accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

Information regarding the Separate Accounts of the Company is as follows:

	Years Ended December 31,
	2023	2022

	(In Thousands)
Premiums, considerations or deposits	$229,924	$282,557

	December 31,
	2023	2022

	(In Thousands)
Reserves for accounts with assets at fair value	$3,102,342	$2,844,630

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value	$3,102,007	$2,844,314
Not subject to discretionary withdrawal	335	316
Total	$3,102,342	$2,844,630

	Years Ended December 31,
	2023	2022	2021

	(In Thousands)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$229,873	$282,497	$331,200
Transfers from separate accounts	334,513	251,482	386,614
Net transfers from separate accounts	(104,640)	31,015	(55,414)
Reconciling adjustments:
Net lag gain/loss for annuities in general account only	51	(36)	3
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$(104,589)	$30,979	$(55,411)

14.	BORROWED MONEY

The Company is a member of the Federal Home Loan Bank of San Francisco (FHLB). The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements and insurance laws and regulations. The Company's estimated maximum borrowing capacity (after taking into account required collateralization levels) was $6.0 million and $7.0 million as of December 31, 2023 and 2022. However, asset eligibility determination is subject to the FHLB's discretion and to the availability of qualifying assets at the Company. The Company had no collateral pledged to the FHLB. Interest is at variable or fixed rates. The Company had no borrowing from the FHLB as of December 31, 2023 and 2022.

The Company is required to purchase stock in FHLB of San Francisco each time it receives an advance. As of December 31, 2023, and 2022, the Company held $3.9 million and $3.6 million, respectively, of membership Class B stock of FHLB of San Francisco, which is recorded in common stock. All of the membership stock is not eligible for redemption.

15.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2023, the Company has no outstanding commitments for investments in subsidiary, controlled or affiliated (SCA) entities, joint ventures, partnerships and limited liability companies.

As of December 31, 2023, the Company had $2.1 million of outstanding contractual obligations to acquire private placement securities for the General Account. As of December 31, 2023, the Company had $126.6 million of outstanding mortgage loan commitments for the General Account which were primarily advances available for construction loans.

In connection with the operations of PLFA, the Company and Pacific Life are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2023, 2022 and 2021.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company's financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for litigation claims against the Company, if any.

Issues were identified in a market conduct exam that may be indicative of potential losses. The Company has accrued a loss contingency based on management’s best estimate and does not expect these issues to have a materially adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the Internal Revenue Service (IRS) issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment of the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company's financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that Company liabilities related to such matters are not likely to have a material adverse effect on the Company's financial statements - statutory basis.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2023 and 2022, the estimated liability was zero. As of December 31, 2023 and 2022, the related premium tax receivable was $2.2 million. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 1 for discussion of other contingencies related to reinsurance.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2023

(In Thousands)

Investment Income Earned:
U.S. Government bonds	$160
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	285,012
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	282
Common stocks of affiliates
Mortgage loans	26,197
Real estate
Contract loans	512
Cash and cash equivalents	11,070
Derivative instruments	(11,166)
Other invested assets	6,166
Aggregate write-ins for investment income	2,338
Gross Investment Income	$320,571

Real Estate Owned - Book Value Less Encumbrances

Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages
Commercial mortgages	$470,585
Mezzanine	26,744
Total Mortgage Loans	$497,329

Mortgage Loans By Standing - Book Value:
Good standing	$483,252
Good standing with restructured terms	$14,077
Interest overdue more than 90 days, not in foreclosure
Foreclosure in process

Other Long-Term Assets - Carrying Value	$25,848

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Carrying Value:
Bonds
Preferred stocks
Common stocks

Bonds by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$315,644
Over 1 year through 5 years	2,374,292
Over 5 years through 10 years	1,104,647
Over 10 years through 20 years	1,440,357
Over 20 years	1,162,727
Total by Maturity	$6,397,667

Bonds by NAIC Designation - Statement Value:
NAIC 1	$3,731,089
NAIC 2	2,634,376
NAIC 3	24,548
NAIC 4	2,019
NAIC 5	2,079
NAIC 6	3,556
Total by NAIC Designation	$6,397,667

Total Bonds Publicly Traded	$4,045,823
Total Bonds Privately Traded	$2,351,844
Preferred Stocks - Statement Value
Common Stocks - Unaffiliated - Statement Value	$4,947
Common Stocks - Affiliated - Statement Value
Cash Equivalents	$198,800
Options, Caps & Floors Owned - Statement Value
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	$(16,058)
Futures Contracts Open - Statement Value	$6,734
Cash on Deposit	$32,183

Life Insurance In Force:
Industrial
Ordinary	$4,036,715
Credit Life
Group Life	$461

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$500

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$5,263
Credit Life
Group Life

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$148,794
Deferred - Fully Paid Account Balance	$2,960,653
Deferred - Not Fully Paid - Account Balance

Group
Amount of Income Payable	$29,811
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Group
Credit
Other

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,036,013
Dividend Accumulations - Account Balance

Claim Payments 2023:
Group Accident and Health - Year Ended December 31, 2023
2023
2022
2021
2020
2019
Prior

Other Accident and Health
2023
2022
2021
2020
2019
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves
2023
2022
2021
2020
2019
Prior

Pacific Life & Annuity Company

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE DECEMBER 31, 2023

(In Thousands)

			Admitted Assets
	Gross		as Reported in
	Investment		the Annual
	Holdings*		Statement
Long-term bonds:
U.S. Governments	$9,288	0.129%	$9,288	0.129%
All other governments	36,424	0.505%	36,424	0.505%
U.S. states, territories, and possessions, etc. guaranteed	8,903	0.123%	8,903	0.123%
U.S. political subdivisions of states, territories, and possessions, guaranteed	56,141	0.778%	56,141	0.778%
U.S. special revenue and special assessment obligations, etc. non- guaranteed	435,120	6.028%	435,120	6.028%
Industrial and miscellaneous	5,720,622	79.247%	5,720,622	79.247%
Unaffiliated bank loans	131,169	1.817%	131,169	1.817%
Total long-term bonds	6,397,667	88.627%	6,397,667	88.627%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	4,947	0.069%	4,947	0.069%
Total common stocks	4,947	0.069%	4,947	0.069%

Mortgage loans:
Commercial mortgages	470,585	6.519%	470,585	6.519%
Mezzanine real estate loans	26,744	0.370%	26,744	0.370%
Total mortgage loans	497,329	6.889%	497,329	6.889%

Cash and cash equivalents:
Cash	32,182	0.446%	32,182	0.446%
Cash equivalents	198,801	2.754%	198,801	2.754%
Total cash and cash equivalents	230,983	3.200%	230,983	3.200%

Contract loans	19,060	0.262%	19,060	0.262%
Derivatives	9,434	0.131%	9,434	0.131%
Receivables for securities **	1,500	0.021%	1,500	0.021%
Other invested assets	57,820	0.801%	57,820	0.801%
Total invested assets	$7,218,740	100.000%	$7,218,740	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

**Included in Other invested assets in the Annual Statement.

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES DECEMBER 31, 2023

The Company's Total Admitted Assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) was $7,325.7 million as of December 31, 2023.

1.	The 10 largest exposures to a single issuer/borrower/investment as of December 31, 2023, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
IBM Corporation (Bond)	$64,676	0.9%
Amgen Inc (Bond)	56,941	0.8%
Comcast Corporation (Bond)	46,924	0.6%
Transcanada Pipelines Ltd (Bond)	41,926	0.6%
AT&T Corporation (Bond)	41,386	0.6%
BSCH II Issuer LP (Bond)	40,000	0.5%
Truist Bank (Bond)	39,963	0.5%
Commercial loan (Mortgage Loan)	39,631	0.5%
Pfizer Inc (Bond)	38,970	0.5%
Metropolitan Transport Auth NY (Bond)	36,728	0.5%

2.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation as of December 31, 2023, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets		(In Thousands)	Percentage of Total Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$3,731,089	50.9%	P/RP 1
NAIC 2	2,634,376	36.0%	P/RP 2
NAIC 3	24,548	0.3%	P/RP 3
NAIC 4	2,019	0.0%	P/RP 4
NAIC 5	2,079	0.0%	P/RP 5
NAIC 6	3,556	0.0%	P/RP 6

3.	Assets held in foreign investments as of December 31, 2023, totaled $1,032.0 million, which represents 14.1% of Total Admitted Assets.

a.	The aggregate foreign investment exposure, categorized by NAIC sovereign designation as of December 31, 2023, is as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$946,989	12.9%
Countries designated NAIC 2	64,132	0.9%
Countries designated NAIC 3 or below	20,571	0.3%

b.	The largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign designation as of December 31, 2023, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: Cayman Islands	$324,626	4.4%
Country: United Kingdom (Great Britain)	236,818	3.2%
Countries designated NAIC 2
Country: Mexico	27,303	0.4%
Country: Indonesia	22,862	0.3%
Countries designated NAIC 3 or below
Country: Brazil	12,568	0.2%
Country: Bahamas	6,300	0.1%

c.	The 10 largest non-sovereign (i.e. non-governmental) foreign issues as of December 31, 2023 are as follows:

NAIC Designation	Issuer	(In Thousands)	Percentage of Total Admitted Assets
1.E FE/1.G FE	Lloyds TSB Bank Group PLC	$35,013	0.5%
1.E FE/2.A FE	Danske Bank A/S	34,997	0.5%
1.F FE	Banco Santander	30,000	0.4%
1.F FE	BP Capital Markets PLC	25,000	0.3%
2.A FE	Deutsche Telekom AG	21,225	0.3%
1.C FE	Platinum Securities KY	20,960	0.3%
2.A FE	Deutsche Bank AG	19,998	0.3%
1.G FE	Standard Chartered PLC	19,992	0.3%
2.C FE	Ashtead Capital Inc	18,915	0.3%
1.D PL	Cayman Universe	18,209	0.2%

4.	The aggregate amount and percentage of Total Admitted Assets held in Canadian investments as of December 31, 2023, totaled $209.1 million, which represent 2.9% of Total Admitted Assets.

5.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets as of December 31, 2023.

6.	Assets held in equity interest are less than 2.5% of Total Admitted Assets as of December 31, 2023.

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets as of December 31, 2023.

a.	Ten largest fund managers as of December 31, 2023 are as follows:

	Total
	Invested	Diversified

Fund Manager	(In Thousands)
Walkers Fiduciary Limited	$367	$367

8.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets as of December 31, 2023.

9.	The amounts and percentages of Total Admitted Assets held in mortgage loans as of December 31, 2023, are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties as of December 31, 2023 are as follows:

Type (Residential, Commercial, Agricultural)	(In Thousands)	Percentage of Total Admitted Assets
Commercial loan	$39,631	0.5%
Commercial loan	32,677	0.4%
Commercial loan	32,664	0.4%
Commercial loan	31,049	0.4%
Commercial loan	29,011	0.4%
Commercial loan	26,744	0.4%
Commercial loan	26,318	0.4%
Commercial loan	25,000	0.3%
Commercial loan	24,799	0.3%
Commercial loan	20,000	0.3%

10.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2023 are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Commercial:
Above 95%	$14,077	0.2%
91% to 95%
81% to 90%
71% to 80%
Below 70%	483,252	6.6%

11.	Assets held in real estate are less than 2.5% of Total Admitted Assets as of December 31, 2023.

12.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets as of December 31, 2023.

13.	The Company has no securities lending agreements, repurchase agreements, or reverse repurchase agreements as of December 31, 2023.

14.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2023, are as follows:

		Percentage
		of Total
	(In Thousands)	Admitted Assets
Owned:
Hedging	$2,256	0.0%

15.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards as of December 31, 2023 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2023	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$4,632	0.1%	$5,370	$5,112	$5,042

16.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts as of December 31, 2023 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2023	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$6,734	0.1%	$9,706	$8,044	$7,814

Pacific Life & Annuity Company

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES DECEMBER 31, 2023

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2023 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2023 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.